                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08837

                                   ----------

                           SELECT SECTOR SPDR(R) TRUST
               (Exact name of registrant as specified in charter)

                 One Lincoln Street, Boston, Massachusetts 02111
               (Address of principal executive offices) (zip code)

(Name and Address of Agent for Service)                         Copy to:
          Ryan M. Louvar, Esq.                            Stuart Strauss, Esq.
  State Street Bank and Trust Company                    Clifford Chance US LLP
           One Lincoln Street                              31 West 52nd Street
            Boston, MA 02111                            New York, New York 10019

       Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end: September 30

Date of reporting period: September 30, 2007

ITEM 1. REPORTS TO SHAREHOLDERS.

(SELECT SECTOR SPDRS(R) LOGO)
Start weaving a stronger portfolio today.

The Select Sector SPDR Trust

                                    (GRAPHIC)
                                Health Care - XLV

                                    (GRAPHIC)
                                 Financial - XLF

                                    (GRAPHIC)
                                Utilities - XLU

                                    (GRAPHIC)
                                  Energy - XLE

                                    (GRAPHIC)
                                Technology - XLK

                                    (GRAPHIC)
                          Consumer Discretionary - XLY

                                    (GRAPHIC)
                             Consumer Staples - XLP

                                    (GRAPHIC)
                                 Materials - XLB

                                    (GRAPHIC)
                                Industrial - XLI

Annual Report

September 30, 2007

The Select Sector SPDR Trust     (SELECT SECTOR SPDRS(R) LOGO)     Annual Report

                            SELECT SECTOR SPDR FUNDS

Select Sector SPDR Funds are "index Funds" that unbundle the benchmark S&P 500(R) and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500(R) much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on the American Stock Exchange.

NINE SELECT SECTOR SPDR FUNDS

Shares are available for exchange trading in the following Funds of the Select Sector SPDR Trust:

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND   XLY
THE CONSUMER STAPLES SELECT SECTOR SPDR FUND         XLP
THE ENERGY SELECT SECTOR SPDR FUND                   XLE
THE FINANCIAL SELECT SECTOR SPDR FUND                XLF
THE HEALTH CARE SELECT SECTOR SPDR FUND              XLV
THE INDUSTRIAL SELECT SECTOR SPDR FUND               XLI
THE MATERIALS SELECT SECTOR SPDR FUND                XLB
The Technology Select Sector SPDR Fund               XLK
The Utilities Select Sector SPDR Fund                XLU

Each of these Funds is designed to, before expenses, correspond generally to the price performance and dividend yield of a Select Sector Index. Each Fund's portfolio is comprised principally of shares of constituent companies in the S&P 500(R). Each stock in the S&P 500(R) is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500(R). Of course, each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index.

OBJECTIVE

Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire S&P 500(R) Index.

                          Select Sector Spider Heading


                            SELECT SECTOR SPDR FUNDS
Select Sector SPDR Funds are "index Funds" that unbundle the benchmark S&P 500(R) and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500(R) much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on the American Stock Exchange.

NINE SELECT SECTOR SPDR FUNDS
Shares are available for exchange trading in the following Funds of the Select Sector SPDR Trust:


THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND     XLY
THE CONSUMER STAPLES SELECT SECTOR SPDR FUND           XLP
THE ENERGY SELECT SECTOR SPDR FUND                     XLE
THE FINANCIAL SELECT SECTOR SPDR FUND                  XLF
THE HEALTH CARE SELECT SECTOR SPDR FUND                XLV
THE INDUSTRIAL SELECT SECTOR SPDR FUND                 XLI
THE MATERIALS SELECT SECTOR SPDR FUND                  XLB
THE TECHNOLOGY SELECT SECTOR SPDR FUND                 XLK
THE UTILITIES SELECT SECTOR SPDR FUND                  XLU


Each of these Funds is designed to, before expenses, correspond generally to the price performance and dividend yield of a Select Sector Index. Each Fund's portfolio is comprised principally of shares of constituent companies in the S&P 500(R). Each stock in the S&P 500(R) is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500(R). Of course, each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index.

OBJECTIVE
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire S&P 500(R) Index.

                          Select Sector Spider Heading


TABLE OF CONTENTS


PRESIDENT'S LETTER.........................................................    1
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
  The Consumer Discretionary Select Sector SPDR Fund (XLY).................    2
  The Consumer Staples Select Sector SPDR Fund (XLP).......................    6
  The Energy Select Sector SPDR Fund (XLE).................................   10
  The Financial Select Sector SPDR Fund (XLF)..............................   14
  The Health Care Select Sector SPDR Fund (XLV)............................   18
  The Industrial Select Sector SPDR Fund (XLI).............................   22
  The Materials Select Sector SPDR Fund (XLB)..............................   26
  The Technology Select Sector SPDR Fund (XLK).............................   30
  The Utilities Select Sector SPDR Fund (XLU)..............................   34
SCHEDULES OF INVESTMENTS
  The Consumer Discretionary Select Sector SPDR Fund (XLY).................   38
  The Consumer Staples Select Sector SPDR Fund (XLP).......................   40
  The Energy Select Sector SPDR Fund (XLE).................................   41
  The Financial Select Sector SPDR Fund (XLF)..............................   42
  The Health Care Select Sector SPDR Fund (XLV)............................   44
  The Industrial Select Sector SPDR Fund (XLI).............................   45
  The Materials Select Sector SPDR Fund (XLB)..............................   46
  The Technology Select Sector SPDR Fund (XLK).............................   47
  The Utilities Select Sector SPDR Fund (XLU)..............................   49
FINANCIAL STATEMENTS.......................................................   50
FINANCIAL HIGHLIGHTS.......................................................   58
NOTES TO FINANCIAL STATEMENTS..............................................   67
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....................   77
OTHER INFORMATION..........................................................   78

                          Select Sector Spider Heading


                       PRESIDENT'S LETTER TO SHAREHOLDERS

DEAR SHAREHOLDERS:

Enclosed is the annual report for the Select Sector SPDR(R) Trust for the year ended September 30, 2007, together with Management's Discussion and Analysis for each of the Select Sector SPDR Funds. We are extremely pleased with the continued growth of the Select Sector SPDR exchange traded funds. As of September 30, 2007, the Funds had net assets of over $21.7 billion. That figure represents a growth of approximately 32.5% in net assets over last year.

During the year ended September 30, 2007, the S&P 500(R) Index (the "Index") rose 16.44%. U.S. markets started strongly as company earnings and economic news were generally good. As the fiscal year progressed, economic issues, and concerns over the U.S. housing market in particular, began to surface. In July and August 2007, issues in the mortgage sector became headline news as prices fell sharply, liquidity disappeared and several hedge funds were forced to liquidate. This carried over to financial stocks, while equity market volatility across the globe rose sharply.

Equity investors appeared worried that a dysfunctional money market would crimp economic growth, but so to did the Fed, which dropped its discount rate on August 17, 2007, by 50 basis points. This official response to the financial turmoil laid the groundwork for a recovery from tumbling stock prices, an upswing that gathered steam when the fed funds rate was lowered from 5.25% to 4.75%. The fourth quarter of the fiscal year finished on a firm note, with credit markets attempting to heal and equity averages led higher by commodity-related issues.

Before credit woes brought disruption to the equity markets, the Index notched a record closing high on July 19, 2007. Just four weeks later, economic worries flared so greatly that the widely followed benchmark briefly fell into a loss position for the year during a panicky August 16 trading session. Its recovery in September 2007 brought it back close to its record, as the Index surged 3.74% for the month to end the fourth quarter of the fiscal year with a respectable 2.03% return.

Despite the volatility in the market, each of the nine Select Sector Indices posted positive returns for the year ended September 30, 2007. We appreciate your support of the Select Sector SPDR Trust and look forward to serving your investment needs in the future.

Sincerely,

 -s- Gary L. French
Gary L. French
President
Select Sector SPDR Trust

                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Consumer Discretionary Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Consumer Discretionary Select Sector of the S&P 500(R) Index (the "Index"). To accomplish this objective, the Fund utilizes a "passive" or indexing investment approach to invest in a portfolio of stocks that seek to replicate the Index.

For the twelve-month period ended September 30, 2007, the Fund returned 6.07%, the Index returned 6.33% and the S&P 500 Index returned 16.44%.

During the twelve-month period ended September 30, 2007, strong corporate profits and solid economic growth were the primary causes of the positive performance. Despite this strong return, there were a number of factors that dragged on the sector during this period. First, increasing weakness in the housing markets negatively affected consumer discretionary stocks such as Home Depot, Inc. and Lowe's Cos., Inc. Second, a quickly escalating credit crunch that moved from subprime in July 2007 to commercial paper in August 2007, as well as concerns regarding the potential impact to the broad economy, had a negative effect on consumer spending.

As Consumer Discretionary stocks retreated, the Fund returned -0.91% in September 2007 and -6.32% for the calendar quarter ended September 2007, making it the weakest S&P sector in September 2007 as well as in the quarter. On a calendar year-to-date basis, the Fund lost 3.74% through September 2007, outperforming only the Financials sector. Among stocks that tumbled more than 20% during the third calendar quarter were motorcycle maker Harley-Davidson, Inc., which forecast sluggish sales; electronics chain Circuit City Stores, Inc., which reported a higher-than-expected quarterly loss on pricing pressures and stiff competition; and speaker maker Harman International Industries, Inc., whose takeover consortium spurned completion of the deal.

The Fund consisted of 89 companies as of September 30, 2007. On September 21, 2007 Standard & Poors rebalanced various indices and as a result, the Index was adjusted. The largest trades resulted in an increase in shares in Home Depot, Inc. and a decrease in shares of CBS Corp. There were no new securities added or deleted to the Index during the quarter.

                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.24%.

PERFORMANCE AS OF SEPTEMBER 30, 2007


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   CONSUMER                                  CONSUMER
                                                                  DISCRETION-                               DISCRETION-
                                                                      ARY                                       ARY
                                       NET ASSET      MARKET        SELECT       NET ASSET      MARKET        SELECT
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------

    ONE YEAR ENDED 9/30/07               6.07%         5.81%         6.33%         6.07%         5.81%         6.33%

 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/07           20.85%        20.64%        21.61%         6.52%         6.45%         6.74%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 9/30/07            68.20%        67.98%        70.22%        10.96%        10.93%        11.22%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 60.15%        59.82%        64.14%         5.50%         5.48%         5.80%
 ----------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to September 30, 2007.

                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)







(PERFORMANCE GRAPH)

                       CONSUMER DISCRETIONARY                CONSUMER DISCRETIONARY
                            SELECT SECTOR         S&P 500         SELECT SECTOR
                            SPDR FUND(A)         INDEX(C)           INDEX(B)
                       ----------------------    --------    ----------------------
12/16/98                      10000.00           10000.00           10000.00
12/31/98                      10705.00           10584.00           10710.00
03/31/99                      11652.00           11111.00           11659.00
06/30/99                      12145.00           11895.00           12159.00
09/30/99                      10717.00           11152.00           10730.00
12/31/99                      12675.00           12811.00           12705.00
03/31/00                      11973.00           13104.00           12015.00
06/30/00                      10611.00           12756.00           10656.00
09/30/00                      10275.00           12631.00           10346.00
12/31/00                      10575.00           11644.00           10657.00
03/31/01                      10807.00           10264.00           10900.00
06/30/01                      11440.00           10864.00           11541.00
09/30/01                       9613.00            9269.00            9705.00
12/31/01                      11988.00           10260.00           12120.00
03/31/02                      12520.00           10288.00           12667.00
06/30/02                      11504.00            8909.00           11643.00
09/30/02                       9523.00            7370.00            9643.00
12/31/02                       9717.00            7992.00            9846.00
03/31/03                       9576.00            7740.00            9708.00
06/30/03                      11394.00            8931.00           11562.00
09/30/03                      11642.00            9168.00           11824.00
12/31/03                      13310.00           10284.00           13529.00
03/31/04                      13463.00           10458.00           13695.00
06/30/04                      13417.00           10638.00           13658.00
09/30/04                      13252.00           10439.00           13498.00
12/31/04                      15028.00           11403.00           15325.00
03/31/05                      14167.00           11158.00           14453.00
06/30/05                      14004.00           11311.00           14294.00
09/30/05                      13889.00           11718.00           14181.00
12/31/05                      14046.00           11963.00           14348.00
03/31/06                      14466.00           12466.00           14773.00
06/30/06                      14389.00           12287.00           14703.00
09/30/06                      15098.00           12983.00           15437.00
12/31/06                      16636.00           13852.00           17022.00
03/31/07                      16502.00           13941.00           16897.00
06/30/07                      17095.00           14816.00           17515.00
09/30/07                      16015.00           15117.00           16414.00

                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 ---------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             COMCAST             TIME WARNER,     WALT DISNEY     MCDONALD'S         HOME DEPOT,
                            CORP. (CLASS A)     INC.             CO.             CORP.              INC.
 ---------------------------------------------------------------------------------------------------------------------
    SHARES                  1,810,216           2,188,430        1,140,507       697,159            986,825

 ---------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $43,771,023         40,179,575       39,222,036      37,974,251         32,012,603
 ---------------------------------------------------------------------------------------------------------------------
    % OF                    6.0                 5.5              5.4             5.2                4.4
    NET ASSETS
 ---------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*





(PIE CHART IN %)

                                                           Diversified Consumer    Hotels Restaurants
AUTO COMPONENTS             Automobiles    Distributors          Services               & Leisure        Household Durables
---------------             -----------    ------------    --------------------    ------------------    ------------------
2.4                             4.00           0.70                1.20                   17.10                 5.10
                              Internet &      Leisure Equipment
AUTO COMPONENTS             Catalog Retail        & Products       Media    Multi-line Retail    Specialty Retail
---------------             --------------    -----------------    -----    -----------------    ----------------
2.4                              2.80                1.90          32.90          10.20                16.90
                            Textiles, Apparel
                                 & Luxury         Short Term
AUTO COMPONENTS                   Goods          Investments
---------------             -----------------    -----------
2.4                                4.60              0.20




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Consumer Staples Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Consumer Staples Select Sector of the S&P 500(R) Index (the "Index"). To accomplish this objective, the Fund utilizes a "passive" or indexing investment approach to invest in a portfolio of stocks that seek to replicate the Index.

For the twelve-month period ended September 30, 2007, the Fund returned 12.69%, the Index returned 12.99% and the S&P 500(R) Index returned 16.44%.

Among the strongest S&P sectors over the period ended September 30, 2007 were those exposed to international markets, where higher growth meant better business opportunities and revenues in other currencies converted into an increasing number of dollars. Shares of beverage makers were strong gainers during the period, and that meant good news for Index members such as Molson Coors Brewing Co., Pepsi Bottling Group, Inc., and Coca-Cola Co. The mergers and acquisitions activity was abundant in the period and one company that benefited from this was grocer Whole Foods Market, Inc., which enjoyed a double-digit recovery punctuated by the completed acquisition of rival Wild Oats Markets at the end of August 2007. Although the Index posted a strong return for the period, it came up nearly 4% shy of the S&P 500 Index. In general, while higher prices did not appear to halt consumers' consumption of staple products, they squeezed producers' profit margins. As the prices of the inputs (i.e. commodities) continued to rise, this adversely affected food producers such as Kellogg Co., Kraft Foods, Inc., General Mills, Inc., and ConAgra Foods, Inc., among others.

The Fund consisted of 39 companies as of September 30, 2007. For the one year period ended September 30, 2007, there was one deletion and one addition to the Index. Alberto-Culver Co. was deleted from the Index and Kraft Foods, Inc. was added to the Index.

                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE CONSUMER STAPLES SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.24%.

PERFORMANCE AS OF SEPTEMBER 30, 2007


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET     CONSUMER STAPLES    NET ASSET    MARKET     CONSUMER STAPLES
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------

    ONE YEAR ENDED 9/30/07                  12.69%     12.67%          12.99%           12.69%     12.67%          12.99%

 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/07               37.04%     37.12%          38.62%           11.08%     11.10%          11.50%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 9/30/07                54.93%     55.08%          57.53%            9.15%      9.17%           9.51%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     23.72%     23.70%          26.91%            2.45%      2.45%           2.75%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to September 30, 2007.

                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

CONSUMER STAPLES SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)







(PERFORMANCE GRAPH)

                       CONSUMER STAPLES                CONSUMER STAPLES
                         SELECT SECTOR      S&P 500      SELECT SECTOR
                         SPDR FUND(A)      INDEX(C)        INDEX(B)
                       ----------------    --------    ----------------
12/16/98                   10000.00        10000.00        10000.00
12/31/98                   10451.00        10584.00        10453.00
03/31/99                   10193.00        11111.00        10201.00
06/30/99                    9890.00        11895.00         9895.00
09/30/99                    8755.00        11152.00         8761.00
12/31/99                    8916.00        12811.00         8936.00
03/31/00                    8228.00        13104.00         8255.00
06/30/00                    9875.00        12756.00         9901.00
09/30/00                    9797.00        12631.00         9833.00
12/31/00                   11212.00        11644.00        11266.00
03/31/01                    9798.00        10264.00         9849.00
06/30/01                    9644.00        10864.00         9702.00
09/30/01                    9945.00         9269.00        10011.00
12/31/01                   10098.00        10260.00        10172.00
03/31/02                   10390.00        10288.00        10474.00
06/30/02                    8922.00         8909.00         8997.00
09/30/02                    7989.00         7370.00         8056.00
12/31/02                    8083.00         7992.00         8157.00
03/31/03                    7554.00         7740.00         7627.00
06/30/03                    8228.00         8931.00         8314.00
09/30/03                    8331.00         9168.00         8426.00
12/31/03                    8966.00        10284.00         9075.00
03/31/04                    9448.00        10458.00         9572.00
06/30/04                    9570.00        10638.00         9703.00
09/30/04                    9028.00        10439.00         9155.00
12/31/04                    9666.00        11403.00         9811.00
03/31/05                    9684.00        11158.00         9837.00
06/30/05                    9609.00        11311.00         9765.00
09/30/05                    9880.00        11718.00        10049.00
12/31/05                    9941.00        11963.00        10117.00
03/31/06                   10122.00        12466.00        10309.00
06/30/06                   10413.00        12287.00        10613.00
09/30/06                   10979.00        12983.00        11199.00
12/31/06                   11379.00        13852.00        11613.00
03/31/07                   11635.00        13941.00        11920.00
06/30/07                   11920.00        14816.00        12217.00
09/30/07                   12372.00        15117.00        12691.00

                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 ----------------------------------------------------------------------------------------------------------------

    DESCRIPTION             PROCTER &        ALTRIA          WAL-MART         COCA-COLA         CVS CAREMARK
                            GAMBLE CO.       GROUP, INC.     STORES, INC.     CO.               CORP.
 ----------------------------------------------------------------------------------------------------------------
    SHARES                  5,105,778        3,443,150       3,927,084        1,907,349         2,717,120

 ----------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $359,140,424     239,402,219     171,417,216      109,615,347       107,679,466
 ----------------------------------------------------------------------------------------------------------------
    % OF                    17.2             11.5            8.2              5.2               5.2
    NET ASSETS
 ----------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*





(PIE CHART IN %)

Beverages                   16.60
Food & Staples Retailing    26.30
Food Products               17.60
Household Products          23.60
Personal Products            1.90
Tobacco                     13.40
Short Term Investments       0.60




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

                          Select Sector Spider Heading


                      THE ENERGY SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Energy Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Energy Select Sector of the S&P 500(R) Index (the "Index"). To accomplish this objective, the Fund utilizes a "passive" or indexing investment approach to invest in a portfolio of stocks that seek to replicate the Index.

For the twelve-month period ended September 30, 2007, the Fund returned 41.87%, the Index returned 42.31% and the S&P 500(R) Index returned 16.44%.

During the twelve-month period ended September 30, 2007, the Index was the top performer among the nine S&P sectors. Strong corporate profits driven by continued high commodity prices and solid economic growth were the primary causes of the positive performance. The strongest S&P sectors in the third quarter were those exposed to international markets, where higher growth means better business opportunities, and revenues in other currencies convert into an increasing number of dollars. Energy was the top sector for both September 2007 and the full fiscal quarter ended September 30, 2007. The Fund added 8.09% for September 2007 and 8.77% for the three months ended September 30, 2007, as crude oil prices climbed over $80 per barrel for the first time. Energy is also the top sector since the start of the calendar year, with a 28.74% appreciation through September 30, 2007.

The Fund consisted of 33 companies as of September 30, 2007. On September 21, 2007 Standard & Poors rebalanced various indices and as a result, the Index was adjusted, with the largest trades being an increase in shares of Schlumberger, Ltd. and a decrease in shares of Exxon Mobil Corp. There were no new security additions or deletions to the Index during the quarter.

                          Select Sector Spider Heading


                     THE ENERGY SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE ENERGY SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.24%.

PERFORMANCE AS OF SEPTEMBER 30, 2007


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET          ENERGY         NET ASSET    MARKET          ENERGY
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/07                  41.87%     41.72%           42.31%          41.87%     41.72%          42.31%

 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/07              122.22%    122.23%          123.98%          30.49%     30.50%          30.84%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 9/30/07               281.76%    282.03%          287.79%          30.73%     30.74%          31.14%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                    265.00%    264.56%          274.97%          15.87%     15.85%          16.22%
 -------------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to September 30, 2007.

                          Select Sector Spider Heading


                      THE ENERGY SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

ENERGY SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)







(PERFORMANCE GRAPH)

                       ENERGY SELECT
                        SECTOR SPDR      S&P 500     ENERGY SELECT
                          FUND(A)       INDEX(C)    SECTOR INDEX(B)
                       -------------    --------    ---------------
12/16/98                  10000.00      10000.00        10000.00
12/31/98                   9835.00      10584.00         9859.00
03/31/99                  10483.00      11111.00        10512.00
06/30/99                  11993.00      11895.00        11993.00
09/30/99                  11791.00      11152.00        11800.00
12/31/99                  11707.00      12811.00        11730.00
03/31/00                  12672.00      13104.00        12717.00
06/30/00                  13098.00      12756.00        13167.00
09/30/00                  14314.00      12631.00        14400.00
12/31/00                  14558.00      11644.00        14657.00
03/31/01                  13514.00      10264.00        13623.00
06/30/01                  13419.00      10864.00        13535.00
09/30/01                  11482.00       9269.00        11595.00
12/31/01                  11885.00      10260.00        12006.00
03/31/02                  12913.00      10288.00        13059.00
06/30/02                  11780.00       8909.00        11920.00
09/30/02                   9561.00       7370.00         9669.00
12/31/02                  10138.00       7992.00        10262.00
03/31/03                  10207.00       7740.00        10342.00
06/30/03                  11041.00       8931.00        11198.00
09/30/03                  11078.00       9168.00        11242.00
12/31/03                  12811.00      10284.00        13015.00
03/31/04                  13663.00      10458.00        13889.00
06/30/04                  14727.00      10638.00        14990.00
09/30/04                  16426.00      10439.00        16741.00
12/31/04                  17092.00      11403.00        17433.00
03/31/05                  20248.00      11158.00        20676.00
06/30/05                  21087.00      11311.00        21513.00
09/30/05                  25500.00      11718.00        26054.00
12/31/05                  23967.00      11963.00        24495.00
03/31/06                  25991.00      12466.00        26598.00
06/30/06                  27173.00      12287.00        27820.00
09/30/06                  25728.00      12983.00        26349.00
12/31/06                  28352.00      13852.00        29054.00
03/31/07                  29167.00      13941.00        29911.00
06/30/07                  33559.00      14816.00        34443.00
09/30/07                  36500.00      15117.00        37497.00

                          Select Sector Spider Heading


                      THE ENERGY SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 ---------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             EXXON MOBIL        CHEVRON                            SCHLUMBERGER,     OCCIDENTAL PETROLEUM
                            CORP.              CORP.           CONOCOPHILLIPS     LTD.              CORP.
 ---------------------------------------------------------------------------------------------------------------------------
    SHARES                  11,087,180         6,853,859       5,313,248          2,652,973         2,960,611

 ---------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $1,026,229,381     641,384,125     466,343,777        278,562,165       189,715,953
 ---------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         21.0               13.1            9.6                5.7               3.9
 ---------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*





(PIE CHART IN %)

Energy Equipment &
  Services                  Oil, Gas & Consumable Fuels    Short Term Investments
23.2                                              76.40                      0.40




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Financial Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Financial Select Sector of the S&P 500(R) Index (the "Index"). To accomplish this objective, the Fund utilizes a "passive" or indexing investment approach to invest in a portfolio of stocks that seek to replicate the Index.

For the twelve-month period ended September 30, 2007, the Fund returned 1.41%, the Index returned 1.70% and the S&P 500 Index returned 16.44%.

The financial sector's weak returns for the twelve-month period ended September 30, 2007 can be largely attributed to the period's challenging operating environment. The main contributor to the sector's negative return was credit quality concern linked to high default rates on subprime loans and mortgage-based securities. Additionally, for much of the period, the sector was negatively affected by increased market uncertainty and expectations that the Federal Reserve Bank would raise interest rates amid increasing inflation concerns. On the positive side, the financial sector experienced strong deposit base, steady overall loan growth and solid fee-based revenue, which helped to offset some of the losses from the subprime exposure.

Although the bad news of tighter mortgage lending, flaccid home prices, and rising energy costs only brought modest slowing to the U.S. economy as a whole, the effects within the equity markets were more clear. Stocks in the financial sector were among the weakest, lagging and showing negative returns in the second half of the period. Financial stocks managed to rally only minimally in September 2007, second worst among the nine S&P 500 Index sectors, as lower interest rates and healing credit markets improved business prospects and balance sheets at broker/dealers. Shares in Goldman Sachs Group, Inc. gained appreciably for the month on a hugely impressive earnings report that belied the rollercoaster nature of the summer markets. But financial stocks still declined overall for the third quarter of the calendar year, and the performance in this sector since the start of 2007 is the weakest all of the S&P groups.

The Fund consisted of 93 companies as of September 30, 2007. For the one year period ended September 30, 2007, there were seven deletions and twelve additions to the Index. AmSouth Bancorp, North Fork Bancorporation, Inc., Equity Office Properties Trust, Realogy Corp., Bank of New York Co., Inc., Mellon Financial Corp. and Compass Bancshares, Inc. were deleted from the Index, as the result of mergers. CB Richard Ellis Group, Inc., AvalonBay Communities, Inc., Hudson City Bancorp, Inc., Host Hotels & Resorts, Inc., Assurant, Inc., Bank of New York Mellon Corp., General Growth Properties, Inc., Discover Financial Services, American Capital Strategies, Ltd., Leucadia National Corp., Developers Diversified Realty Corp. and IntercontinentalExchange, Inc. were added to the Index.

                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE FINANCIAL SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.24%.

PERFORMANCE AS OF SEPTEMBER 30, 2007


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET         FINANCIAL       NET ASSET    MARKET         FINANCIAL
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------

    ONE YEAR ENDED 9/30/07                   1.41%      1.17%           1.70%            1.41%      1.17%           1.70%

 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/07               29.02%     28.85%          30.18%            8.86%      8.82%           9.19%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 9/30/07                85.50%     85.10%          88.29%           13.15%     13.11%          13.49%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     83.68%     83.38%          87.95%            7.16%      7.14%           7.44%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to September 30, 2007.

                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

FINANCIAL SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)







(PERFORMANCE GRAPH)

                       FINANCIAL SELECT
                          SECTOR SPDR       S&P 500    FINANCIAL SELECT
                            FUND(A)        INDEX(C)     SECTOR INDEX(B)
                       ----------------    --------    ----------------
12/16/98                   10000.00        10000.00        10000.00
12/31/98                   10597.00        10584.00        10585.00
03/31/99                   11371.00        11111.00        11362.00
06/30/99                   11925.00        11895.00        11914.00
09/30/99                   10097.00        11152.00        10087.00
12/31/99                   10956.00        12811.00        10961.00
03/31/00                   11195.00        13104.00        11212.00
06/30/00                   10885.00        12756.00        10905.00
09/30/00                   13446.00        12631.00        13489.00
12/31/00                   13743.00        11644.00        13802.00
03/31/01                   12418.00        10264.00        12473.00
06/30/01                   13386.00        10864.00        13454.00
09/30/01                   11631.00         9269.00        11695.00
12/31/01                   12489.00        10260.00        12568.00
03/31/02                   12914.00        10288.00        13004.00
06/30/02                   11945.00         8909.00        12031.00
09/30/02                    9907.00         7370.00         9982.00
12/31/02                   10634.00         7992.00        10725.00
03/31/03                   10086.00         7740.00        10177.00
06/30/03                   11934.00         8931.00        12058.00
09/30/03                   12428.00         9168.00        12567.00
12/31/03                   13879.00        10284.00        14054.00
03/31/04                   14541.00        10458.00        14738.00
06/30/04                   14191.00        10638.00        14387.00
09/30/04                   14238.00        10439.00        14438.00
12/31/04                   15350.00        11403.00        15583.00
03/31/05                   14367.00        11158.00        14592.00
06/30/05                   14977.00        11311.00        15223.00
09/30/05                   15077.00        11718.00        15333.00
12/31/05                   16303.00        11963.00        16596.00
03/31/06                   16822.00        12466.00        17136.00
06/30/06                   16790.00        12287.00        17113.00
09/30/06                   18113.00        12983.00        18481.00
12/31/06                   19373.00        13852.00        19787.00
03/31/07                   18811.00        13941.00        19225.00
06/30/07                   19199.00        14816.00        19631.00
09/30/07                   18368.00        15117.00        18795.00

                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 ------------------------------------------------------------------------------------------------------------------

    DESCRIPTION                                                   AMERICAN
                                                BANK OF           INTERNATIONAL     JPMORGAN        WELLS FARGO
                            CITIGROUP, INC.     AMERICA CORP.     GROUP, INC.       CHASE & CO.     & CO.
 ------------------------------------------------------------------------------------------------------------------
    SHARES                  5,260,033           4,692,029         2,711,618         3,578,099       3,534,156

 ------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $245,485,740        235,868,298       183,440,958       163,948,496     125,886,637
 ------------------------------------------------------------------------------------------------------------------
    % OF                    8.7                 8.3               6.5               5.8             4.5
    NET ASSETS
 ------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*





(PIE GRAPH IN %)

                                                                                                             Real Estate
                                                                    Diversified Financial                 Investment Trusts
CAPITAL MARKETS             Commercial Banks    Consumer Finance           Services          Insurance         (REITS)
---------------             ----------------    ----------------    ---------------------    ---------    -----------------
16.8                              17.40               4.70                  25.00              22.40             6.10
                             Real Estate
                            Management &        Thrifts &        Short Term
CAPITAL MARKETS              Development    Mortgage Finance    Investments
---------------             ------------    ----------------    -----------
16.8                            0.20              5.80              1.60




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Health Care Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Health Care Select Sector of the S&P 500(R) Index (the "Index"). To accomplish this objective, the Fund utilizes a "passive" or indexing investment approach and attempts to invest in a portfolio of stocks that seek to replicate the Index.

For the twelve-month period ended September 30, 2007, the Fund returned 8.49%, the Index returned 8.76% and the S&P 500 Index returned 16.44%.

For the twelve months ended September 30, 2007, the Fund trailed the S&P 500 Index by nearly 8%. High levels of debt within the health care facility industry, rising medical costs for health care providers and a surge of many expensive acquisitions created a significant negative pressure on the bottom line of many of the stocks held by the Fund. Regarding mergers and acquisitions, this fiscal year was the second largest in terms of amount of capital spent in this sector, with the health care technology segment attracting the majority. The performance in the pharmaceutical sub-sector was mixed, with some firms' returns being buoyed by new pharmaceutical releases, while others were affected by intense pricing pressures associated with the growing competitive presence of generic pharmaceuticals. An unfavorable regulatory and difficult patent environment also contributed to the challenging market conditions for these firms. With a few exceptions, biotechnology firms also struggled, where good trial results did not always translate into positive stock performance.

The Fund consisted of 53 companies as of September 30, 2007. For the one year period ended September 30, 2007, there were eight constituent changes to the Fund. There were six deletions and two additions to the Index. Biomet, Inc., Caremark Rx, Inc., Fisher Scientific International, Inc., HCA, Inc., Health Management Associates, Inc. and MedImmune, Inc. were deleted from the Index, while Varian Medical Systems, Inc. and Celgene Corp. were added to the Index.

                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE HEALTH CARE SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.24%.

PERFORMANCE AS OF SEPTEMBER 30, 2007


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET        HEALTH CARE      NET ASSET    MARKET        HEALTH CARE
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/07                   8.49%      8.30%           8.76%           8.49%      8.30%            8.76%

 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/07               28.28%     28.26%          29.25%           8.66%      8.65%            8.93%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 9/30/07                49.20%     49.14%          51.17%           8.33%      8.32%            8.62%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     60.10%     59.83%          64.07%           5.50%      5.48%            5.79%
 -------------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to September 30, 2007.

                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

HEALTH CARE SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)







(PERFORMANCE GRAPH)

                        HEALTH CARE                  HEALTH CARE
                       SELECT SECTOR     S&P 500    SELECT SECTOR
                        SPDR FUND(A)    INDEX(C)       INDEX(B)
                       -------------    --------    -------------
12/16/98                  10000.00      10000.00       10000.00
12/31/98                  10817.00      10584.00       10828.00
03/31/99                  11659.00      11111.00       11707.00
06/30/99                  12297.00      11895.00       12362.00
09/30/99                  11203.00      11152.00       11278.00
12/31/99                  12988.00      12811.00       13091.00
03/31/00                  12937.00      13104.00       13056.00
06/30/00                  12352.00      12756.00       12455.00
09/30/00                  12193.00      12631.00       12281.00
12/31/00                  11486.00      11644.00       11566.00
03/31/01                  11357.00      10264.00       11437.00
06/30/01                  12430.00      10864.00       12524.00
09/30/01                   9913.00       9269.00        9996.00
12/31/01                  11464.00      10260.00       11569.00
03/31/02                  12440.00      10288.00       12565.00
06/30/02                  11576.00       8909.00       11697.00
09/30/02                  10735.00       7370.00       10853.00
12/31/02                  11270.00       7992.00       11404.00
03/31/03                  11379.00       7740.00       11522.00
06/30/03                  12499.00       8931.00       12668.00
09/30/03                  11934.00       9168.00       12105.00
12/31/03                  12933.00      10284.00       13129.00
03/31/04                  12869.00      10458.00       13074.00
06/30/04                  13204.00      10638.00       13424.00
09/30/04                  12480.00      10439.00       12694.00
12/31/04                  13120.00      11403.00       13356.00
03/31/05                  13034.00      11158.00       13276.00
06/30/05                  13565.00      11311.00       13827.00
09/30/05                  13768.00      11718.00       14043.00
12/31/05                  13968.00      11963.00       14256.00
03/31/06                  14127.00      12466.00       14427.00
06/30/06                  13405.00      12287.00       13696.00
09/30/06                  14757.00      12983.00       15090.00
12/31/06                  14958.00      13852.00       15304.00
03/31/07                  15093.00      13941.00       15450.00
06/30/07                  15852.00      14816.00       16236.00
09/30/07                  16010.00      15117.00       16407.00

                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 --------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             JOHNSON &                                               ABBOTT           UNITEDHEALTH
                            JOHNSON          PFIZER, INC.     MERCK & CO., INC.     LABORATORIES     GROUP, INC.
 --------------------------------------------------------------------------------------------------------------------
    SHARES                  3,825,860        9,150,240        2,875,862             1,731,179        1,766,570

 --------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $251,359,002     223,540,363      148,653,307           92,825,818       85,554,985
 --------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         12.1             10.8             7.2                   4.5              4.1
 --------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*





(PIE GRAPH IN %)

Biotechnology               10.30
Health Care Equipment &
  Supplies                  15.10
Health Care Providers &
  Services                  19.10
Health Care Technology       0.40
Life Sciences Tools &
  Services                   2.90
Pharmaceuticals             51.80
Short Term Investments       0.40




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Industrial Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Industrial Select Sector of the S&P 500(R) Index (the "Index"). To accomplish this objective, the Fund utilizes a "passive" or indexing investment approach to invest in a portfolio of stocks that seek to replicate the Index.

For the twelve-month period ended September 30, 2007, the Fund returned 24.88%, the Index returned 25.22% and the S&P 500 Index returned 16.44%.

The global equity markets posted strong returns during the year ended September 30, 2007. The U.S. markets (as measured by the Dow Jones Wilshire Total Market Index) rose approximately 17% during the year. Non-U.S. markets (measured by MSCI All Country World Ex USA Index) outpaced the U.S., gaining nearly 26%. Much of the gains achieved in the past year were not without volatility, particularly for the later half of the year. Highlights early on in this one year period included the market boost related to record takeover activity, but at the start of calendar year 2007, concerns over the U.S. housing market and subprime mortgage loans weighed on some financial stocks. The growing troubles in residential mortgages initially brought pressure to leveraged loans and corporate bonds during July 2007. In August 2007, commercial paper investors stopped rolling newly uncertain positions, and the stress spread quickly to interbank lending equity as investors appeared to grow worried that a dysfunctional money market might crimp economic growth. As a result, the Federal Reserve Bank dropped its discount rate by 50 basis points on August 17, 2007. This official response to the financial turmoil laid the groundwork for a recovery from tumbling stock prices; an upswing that gathered steam when the Fed funds rate was lowered from 5.25% to 4.75% on September 18, 2007. The U.S. dollar was a notable casualty of this more accommodative stance, but the third quarter ended September 30, 2007 finished on a firm note, with credit markets attempting to heal and equity averages led higher, in large part by commodity-related issues.

The Fund benefited from strong performance, with the largest returns being in April and May of 2007. Leading industrials upward were defense and aerospace companies. For the year ended September 30, 2007, 48 of 56 stocks held posted positive gains, with 42 stocks offering double digit returns. General Electric Co., which holds hold a hefty 19% weight in the Index, offered the greatest contribution to the Fund's performance as the stock gained appreciably for the year. General Electric benefited from strong earnings with increased sales of power-plant turbines, jet engines and commercial loans outside the U.S. The highest returns overall came from Navistar International Corp. and Precision Castparts Corp., which gained significantly. The U.S. government increased their orders for armored vehicles, which bolstered Navistar's performance. While not sufficient to offset the positive overall gains, Southwest Airlines Co. negatively impacted the Fund's performance. The stock trended downward as it was downgraded by a number of analysts on expectations of lower future earnings.

The Fund consisted of 53 companies as of September 30, 2007. For the one year period ended September 30, 2007, there were two deletions and three additions to the Index. American Power Conversion Corp. and Navistar International Corp. were deleted from the Index, while Precision Castparts Corp., Terex Corp. and C.H. Robinson Worldwide, Inc. were added to the Index.

                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE INDUSTRIAL SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.24%.

PERFORMANCE AS OF SEPTEMBER 30, 2007


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET        INDUSTRIAL       NET ASSET    MARKET        INDUSTRIAL
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------

    ONE YEAR ENDED 9/30/07                  24.88%     24.72%           25.22%          24.88%     24.72%          25.22%

 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/07               51.56%     51.41%           52.74%          14.87%     14.83%          15.16%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 9/30/07               126.87%    126.40%          130.26%          17.80%     17.75%          18.15%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                    104.61%    104.17%          110.22%           8.48%      8.46%           8.82%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to September 30, 2007.

                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

INDUSTRIAL SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)







(PERFORMANCE GRAPH)

                       INDUSTRIAL SELECT
                          SECTOR SPDR        S&P 500    INDUSTRIAL SELECT
                            FUND(A)         INDEX(C)     SECTOR INDEX(B)
                       -----------------    --------    -----------------
12/16/98                    10000.00        10000.00         10000.00
12/31/98                    10759.00        10584.00         10765.00
03/31/99                    11010.00        11111.00         11027.00
06/30/99                    13153.00        11895.00         13181.00
09/30/99                    12740.00        11152.00         12774.00
12/31/99                    13223.00        12811.00         13280.00
03/31/00                    13001.00        13104.00         13075.00
06/30/00                    12786.00        12756.00         12873.00
09/30/00                    13645.00        12631.00         13754.00
12/31/00                    14150.00        11644.00         14268.00
03/31/01                    12030.00        10264.00         12135.00
06/30/01                    13194.00        10864.00         13318.00
09/30/01                    10766.00         9269.00         10870.00
12/31/01                    12696.00        10260.00         12827.00
03/31/02                    12498.00        10288.00         12647.00
06/30/02                    10986.00         8909.00         11118.00
09/30/02                     9019.00         7370.00          9130.00
12/31/02                     9557.00         7992.00          9682.00
03/31/03                     8996.00         7740.00          9119.00
06/30/03                    10448.00         8931.00         10608.00
09/30/03                    10923.00         9168.00         11097.00
12/31/03                    12662.00        10284.00         12879.00
03/31/04                    12534.00        10458.00         12758.00
06/30/04                    13587.00        10638.00         13841.00
09/30/04                    13501.00        10439.00         13763.00
12/31/04                    14869.00        11403.00         15171.00
03/31/05                    14601.00        11158.00         14904.00
06/30/05                    14151.00        11311.00         14451.00
09/30/05                    14563.00        11718.00         14882.00
12/31/05                    15282.00        11963.00         15628.00
03/31/06                    16489.00        12466.00         16875.00
06/30/06                    16547.00        12287.00         16944.00
09/30/06                    16385.00        12983.00         16789.00
12/31/06                    17360.00        13852.00         17800.00
03/31/07                    17661.00        13941.00         18119.00
06/30/07                    19419.00        14816.00         19939.00
09/30/07                    20461.00        15117.00         21022.00

                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 --------------------------------------------------------------------------------------------------------------------

                            GENERAL                          UNITED           UNITED PARCEL
    DESCRIPTION             ELECTRIC         BOEING          TECHNOLOGIES     SERVICE, INC.     3M
                            CO.              CO.             CORP.            (CLASS B)         CO.
 --------------------------------------------------------------------------------------------------------------------
    SHARES                  9,573,704        1,032,842       1,300,111        1,349,263         926,776

 --------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $396,351,346     108,438,082     104,632,933      101,329,651       86,727,698
 --------------------------------------------------------------------------------------------------------------------
    % OF                    19.9             5.5             5.3              5.1               4.4
    NET ASSETS
 --------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*





(PIE CHART IN %)

Aerospace & Defense         26.20
Air Freight & Logistics      7.90
Airlines                     0.80
Building Products            1.10
Commercial Services &
  Supplies                   5.40
Construction &
  Engineering                1.20
Electrical Equipment         4.50
Industrial Conglomerates    26.80
Machinery                   18.00
Road & Rail                  7.10
Trading Companies &
  Distributors               0.50
Short Term Investments       0.50




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Materials Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Materials Select Sector of the S&P 500(R) Index (the "Index"). To accomplish this objective, the Fund utilizes a "passive" or indexing investment approach to invest in a portfolio of stocks that seek to replicate the relevant Index.

For the twelve-month period ended September 30, 2007, the Fund returned 35.97%, Index returned 36.12% and the S&P 500(R) Index returned 16.44%.

In the Materials Select Sector, Freeport-McMoRan Copper & Gold, Inc. maintained its strong performance, finishing the twelve month period ending September 2007 with the best return in the sector. Since its acquisition of Phelps Dodge Corp. in March 2007, Freeport-McMoRan has continued to secure its position as the world's largest producer of copper, and has continued to benefit during the period ending September 2007 from the rapid rise in the price of the metal. Specifically, global demand for copper has greatly benefited the company as it expands its production capability. United States Steel Corp. posted the second highest return in the sector for the same timeframe as strong pricing in the steel and metals market also helped that firm.

Although most firms in the Materials Select Sector posted positive returns for this twelve month period, some experienced a difficult year. Bemis Co., Inc. suffered from weaker sales in the consumer and industrial flexible packaging market. The firm posted the worst return in the sector over this timeframe. Sealed Air Corp., another manufacturer of packaging in the industrial, food and consumer markets also returned negative performance over the twelve month period.

The Fund consisted of 28 companies as of September 30, 2007. For the one year period ended September 30, 2007, there were two deletions and no additions to the Index. Louisiana-Pacific Corp. was deleted from the Index when it was simultaneously dropped from the S&P 500 Index on November 10, 2006. Phelps Dodge was also deleted when it was acquired by Freeport-McMoRan Copper and Gold, Inc. on March 20, 2007.

                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE MATERIALS SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.24%.

PERFORMANCE AS OF SEPTEMBER 30, 2007


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET         MATERIALS       NET ASSET    MARKET         MATERIALS
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEARS ENDED 9/30/07                 35.97%     35.79%           36.12%          35.97%     35.79%          36.12%

 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/07               63.47%     63.40%           64.83%          17.80%     17.78%          18.13%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 9/30/07               164.46%    164.76%          168.69%          21.47%     21.50%          21.86%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                    148.83%    148.57%          156.37%          10.93%     10.91%          11.30%
 -------------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to September 30, 2007.

                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

MATERIALS SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)







(PERFORMANCE GRAPH)

                       MATERIALS SELECT
                          SECTOR SPDR       S&P 500    MATERIALS SELECT
                             FUND            INDEX       SECTOR INDEX
                       ----------------     -------    ----------------
12/16/98                   10000.00        10000.00        10000.00
12/31/98                   10429.00        10584.00        10435.00
03/31/99                   10567.00        11111.00        10588.00
06/30/99                   12639.00        11895.00        12656.00
09/30/99                   11559.00        11152.00        11584.00
12/31/99                   12949.00        12811.00        13024.00
03/31/00                   11342.00        13104.00        11414.00
06/30/00                    9749.00        12756.00         9829.00
09/30/00                    8961.00        12631.00         9029.00
12/31/00                   10969.00        11644.00        11055.00
03/31/01                   10341.00        10264.00        10444.00
06/30/01                   11387.00        10864.00        11506.00
09/30/01                   10039.00         9269.00        10155.00
12/31/01                   11260.00        10260.00        11404.00
03/31/02                   12429.00        10288.00        12600.00
06/30/02                   12206.00         8909.00        12383.00
09/30/02                    9412.00         7370.00         9541.00
12/31/02                   10613.00         7992.00        10771.00
03/31/03                    9845.00         7740.00         9996.00
06/30/03                   11185.00         8931.00        11371.00
09/30/03                   11865.00         9168.00        12079.00
12/31/03                   14594.00        10284.00        14882.00
03/31/04                   14339.00        10458.00        14629.00
06/30/04                   14728.00        10638.00        15037.00
09/30/04                   15221.00        10439.00        15553.00
12/31/04                   16527.00        11403.00        16908.00
03/31/05                   16827.00        11158.00        17226.00
06/30/05                   15232.00        11311.00        15597.00
09/30/05                   15495.00        11718.00        15892.00
12/31/05                   17214.00        11963.00        17677.00
03/31/06                   18491.00        12466.00        19011.00
06/30/06                   18414.00        12287.00        18943.00
09/30/06                   18301.00        12983.00        18834.00
12/31/06                   20356.00        13852.00        20967.00
03/31/07                   22205.00        13941.00        22848.00
06/30/07                   23761.00        14816.00        24464.00
09/30/07                   24883.00        15117.00        25637.00

                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 ------------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION                              DU PONT (E.I.)
                            MONSANTO         DE NEMOURS         DOW CHEMICAL     FREEPORT-MCMORAN        ALCOA,
                            CO.              & CO.              CO.              COPPER & GOLD, INC.     INC.
 ------------------------------------------------------------------------------------------------------------------------------
    SHARES                  2,159,843        3,644,906          3,761,897        1,511,477               3,500,419

 ------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $185,184,939     180,641,541        161,987,285      158,538,822             136,936,391
 ------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         10.7             10.5               9.4              9.2                     7.9
 ------------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*





(PIE GRAPH IN %)

Chemicals                   52.30
Construction Materials       2.10
Containers & packaging       5.50
Metals & Mining             31.00
Paper & Forest Products      8.60
Short Term Investments       0.50




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Technology Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Technology Select Sector of the S&P 500(R) Index (the "Index"). To accomplish this objective, the Fund utilizes a "passive" or indexing investment approach to invest in a portfolio of stocks that seek to replicate the Index.

For the twelve-month period ended September 30, 2007, the Fund returned 23.79%, the Index returned 23.97% and the S&P 500 Index returned 16.44%.

Investors have helped push the technology sector higher this past fiscal year, perhaps with the hope that corporate and consumer spending on both hardware and software could offset troubles elsewhere in the economy. Computer hardware companies led the technology sector with strong sales of PCs, laptops and other computer peripherals. Apple, Inc. had strong sales from not only its iPod and iPhone products, but also from its Mac computer line. Hewlett-Packard Co. and Dell, Inc. also had strong years, with both benefiting from stronger than expected demand. Dell capitalized on its departure from its direct-to-customer business model. As a group, semiconductor stocks bounced back after somewhat poor results in calendar year 2006. NVIDIA Corp., Analog Devices, Inc. and Intel Corp. led the way, though Intel's gains came primarily at the expense of rival Advanced Micro Devices, Inc. through the effects of their ongoing price war.

While most telecom companies, including AT&T, Inc., Verizon Communications, Inc. and ALLTEL Corp., continued to benefit from demand in wireless and broadband services, the performance of communications equipment companies showed that there may be signs that the expected growth may have outpaced the actual growth in these areas. Motorola, Inc., JDS Uniphase Corp. and Tellabs, Inc. all ran into trouble with lower than expected revenue from wireless carriers. Electronic manufacturing services companies also had a difficult year, as the inherently low margin business was hurt by weakening product demand, soaring energy prices, and higher material costs. Molex, Inc., Jabil Circuit, Inc. and Sanmina-SCI Corp. led this group downward. Taken together, electronic manufacturing services was the only industry to have a negative contribution to the technology sector's overall return this past year.

The Fund consisted of 82 companies as of September 30, 2007. For the twelve month period ending September 30, 2007, there were thirteen deletions and seven additions to the Index. Lucent Technologies, Inc., Freescale Semiconductor, Inc., Parametric Technology, BellSouth Corp., Symbol Technologies, Comverse Technologies, Sabre Holdings Corp., Sanmina-SCI Corp., PMC-Sierra, Inc., ADC Telecommunications, Inc., First Data Corp., Maxim Integrated Products, Inc. and NCR Corp., were deleted from the Index, while Fidelity National Information Services, Inc., Cognizant Technology Solutions Corp., MEMC Electronic Materials, Inc., Tyco Electronics, Ltd., Akamai Technologies, Inc., Microchip Technology, Inc. and Teradata Corp., were added.

                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE TECHNOLOGY SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.24%.

PERFORMANCE AS OF SEPTEMBER 30, 2007


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET        TECHNOLOGY       NET ASSET    MARKET        TECHNOLOGY
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------

    ONE YEAR ENDED 9/30/07                  23.79%     23.87%           23.97%          23.79%     23.87%          23.97%

 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/07               46.78%     46.79%           47.62%          13.65%     13.65%          13.86%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 9/30/07               139.18%    139.73%          142.11%          19.05%     19.11%          19.34%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -5.91%     -5.97%           -4.01%          -0.69%     -0.70%          -0.46%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to September 30, 2007.

                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

TECHNOLOGY SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)







(PERFORMANCE GRAPH)

                       TECHNOLOGY SELECT
                          SECTOR SPDR        S&P 500    TECHNOLOGY SELECT
                            FUND(A)         INDEX(C)     SECTOR INDEX(B)
                       -----------------    --------    -----------------
12/16/98                    10000.00        10000.00         10000.00
12/31/98                    10851.00        10584.00         10827.00
03/31/99                    12189.00        11111.00         12178.00
06/30/99                    13445.00        11895.00         13445.00
09/30/99                    13700.00        11152.00         13718.00
12/31/99                    18011.00        12811.00         18047.00
03/31/00                    20021.00        13104.00         20086.00
06/30/00                    17985.00        12756.00         18060.00
09/30/00                    15435.00        12631.00         15504.00
12/31/00                    10410.00        11644.00         10459.00
03/31/01                     8255.00        10264.00          8297.00
06/30/01                     9253.00        10864.00          9313.00
09/30/01                     6373.00         9269.00          6414.00
12/31/01                     8020.00        10260.00          8077.00
03/31/02                     7226.00        10288.00          7282.00
06/30/02                     5277.00         8909.00          5319.00
09/30/02                     3933.00         7370.00          3965.00
12/31/02                     4940.00         7992.00          4986.00
03/31/03                     4779.00         7740.00          4826.00
06/30/03                     5677.00         8931.00          5739.00
09/30/03                     6083.00         9168.00          6155.00
12/31/03                     6869.00        10284.00          6955.00
03/31/04                     6784.00        10458.00          6873.00
06/30/04                     6928.00        10638.00          7023.00
09/30/04                     6410.00        10439.00          6503.00
12/31/04                     7227.00        11403.00          7339.00
03/31/05                     6691.00        11158.00          6790.00
06/30/05                     6826.00        11311.00          6931.00
09/30/05                     7157.00        11718.00          7270.00
12/31/05                     7217.00        11963.00          7338.00
03/31/06                     7635.00        12466.00          7769.00
06/30/06                     6996.00        12287.00          7122.00
09/30/06                     7601.00        12983.00          7743.00
12/31/06                     8091.00        13852.00          8243.00
03/31/07                     8114.00        13941.00          8275.00
06/30/07                     8914.00        14816.00          9097.00
09/30/07                     9409.00        15117.00          9599.00

                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 --------------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             AT&T,            MICROSOFT       CISCO SYSTEMS,     INTERNATIONAL BUSINESS     INTEL
                            INC.             CORP.           INC.               MACHINES CORP.             CORP.
 --------------------------------------------------------------------------------------------------------------------------------
    SHARES                  6,188,400        8,181,094       6,180,215          1,380,386                  5,925,627

 --------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $261,831,204     241,015,029     204,626,918        162,609,471                153,236,714
 --------------------------------------------------------------------------------------------------------------------------------
    % OF                    9.6              8.8             7.5                6.0                        5.6
    NET ASSETS
 --------------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*





(PIE GRAPH IN %)

Communications Equipment    14.60
Computers & Peripherals     21.60
Diversified
  Telecommunication
  Services                  15.70
Electronic Equipment &
  Instruments                1.70
Internet Software &
  Services                   8.40
IT Services                  4.20
Office Electronics           0.60
Semiconductor &
  Semiconductor
  Equipment                 13.80
Software                    16.20
Wireless
  Telecommunication
  Services                   2.90
Short Term Investments       0.30




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Utilities Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Utilities Select Sector of the S&P 500(R) Index (the "Index"). To accomplish this objective, the Fund utilizes a "passive" or indexing investment approach to invest in a portfolio of stocks that seek to replicate the Index.

For the twelve-month period ended September 30, 2007, the Fund returned 20.83%, the Index returned 21.15% and the S&P 500 Index returned 16.44%.

During the twelve-month period ended September 30, 2007, the Fund outperformed the S&P 500 Index by over 4%. There were several major drivers behind the sector's success. One factor was the relative safety and predictability of the earnings for the sector's constituents, which became increasingly attractive in the face of a very volatile stock market during the period. Additionally, an environment characterized by less extreme weather events and more stable energy prices led to improved profitably for many of the Fund's holdings. Lastly, the Federal Reserve Bank's cut of the Fed funds rate, coupled with the expectation of future cuts, made utility stocks more attractive, as they typically have had a comparably higher dividend yield than the S&P 500 Index overall.

The Fund consisted of 31 companies as of September 30, 2007. For the one year period ended September 30, 2007, there were two deletions and two additions to the Index. KeySpan Corp. and Peoples Energy Corp. were deleted from the Index and Integrys Energy Group, Inc. and Questar Corp. were added to the Index.

                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE UTILITIES SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2007 IS 0.24%.

PERFORMANCE AS OF SEPTEMBER 30, 2007


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET         UTILITIES       NET ASSET    MARKET         UTILITIES
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------

    ONE YEAR ENDED 9/30/07                  20.83%     20.45%           21.15%          20.83%     20.45%          21.15%

 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/07               74.45%     74.17%           76.02%          20.38%     20.32%          20.74%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 9/30/07               153.88%    153.59%          158.21%          20.48%     20.46%          20.89%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     85.20%     84.75%           88.70%           7.26%      7.23%           7.49%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to September 30, 2007.

                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

UTILITIES SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)







(PERFORMANCE GRAPH)

                       UTILITIES SELECT
                          SECTOR SPDR       S&P 500    UTILITIES SELECT
                            FUND(A)        INDEX(C)     SECTOR INDEX(B)
                       ----------------    --------    ----------------
12/16/98                   10000.00        10000.00        10000.00
12/31/98                   10369.00        10584.00        10370.00
03/31/99                    9239.00        11111.00         9230.00
06/30/99                   10818.00        11895.00        10779.00
09/30/99                   10366.00        11152.00        10326.00
12/31/99                   10022.00        12811.00         9976.00
03/31/00                    9490.00        13104.00         9461.00
06/30/00                    9789.00        12756.00         9768.00
09/30/00                   11731.00        12631.00        11711.00
12/31/00                   12223.00        11644.00        12205.00
03/31/01                   11704.00        10264.00        11695.00
06/30/01                   11625.00        10864.00        11623.00
09/30/01                   11073.00         9269.00        11075.00
12/31/01                   10627.00        10260.00        10632.00
03/31/02                   10749.00        10288.00        10758.00
06/30/02                    9393.00         8909.00         9403.00
09/30/02                    7293.00         7370.00         7308.00
12/31/02                    7639.00         7992.00         7664.00
03/31/03                    7394.00         7740.00         7424.00
06/30/03                    8955.00         8931.00         9009.00
09/30/03                    8913.00         9168.00         8964.00
12/31/03                    9611.00        10284.00         9677.00
03/31/04                   10095.00        10458.00        10175.00
06/30/04                    9960.00        10638.00        10044.00
09/30/04                   10620.00        10439.00        10720.00
12/31/04                   11899.00        11403.00        12026.00
03/31/05                   12532.00        11158.00        12678.00
06/30/05                   13683.00        11311.00        13859.00
09/30/05                   14662.00        11718.00        14866.00
12/31/05                   13863.00        11963.00        14052.00
03/31/06                   13695.00        12466.00        13889.00
06/30/06                   14463.00        12287.00        14679.00
09/30/06                   15328.00        12983.00        15576.00
12/31/06                   16716.00        13852.00        17001.00
03/31/07                   18250.00        13941.00        18580.00
06/30/07                   18176.00        14816.00        18509.00
09/30/07                   18520.00        15117.00        18870.00

                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2007


 --------------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             EXELON           TXU                              FPL                          DOMINION
                            CORP.            CORP.           SOUTHERN CO.     GROUP, INC.                  RESOURCES, INC.
 --------------------------------------------------------------------------------------------------------------------------------
    SHARES                  3,970,057        2,715,150       4,452,995        2,395,850                    1,714,619

 --------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $299,183,495     185,906,320     161,554,659      145,859,348                  144,542,382
 --------------------------------------------------------------------------------------------------------------------------------
    % OF                    10.9             6.8             5.9              5.3                          5.3
    NET ASSETS
 --------------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2007*





[PIE GRAPH IN %]

Electric
  Utili-
  ties      Gas Utilities    Independent Power Producers & Energy Traders    Multi-Utilities    Short Term Investments
52.7                 2.40                                           13.90              30.40                      0.60




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 99.9%
AUTO COMPONENTS -- 2.4%
Goodyear Tire & Rubber Co.
  (a).........................    122,651   $  3,729,817
Johnson Controls, Inc. .......    115,645     13,658,831
                                            ------------
                                              17,388,648
                                            ------------
AUTOMOBILES -- 4.0%
Ford Motor Co. (a)............  1,224,272     10,394,069
General Motors Corp. .........    330,865     12,142,746
Harley-Davidson, Inc. ........    147,721      6,826,187
                                            ------------
                                              29,363,002
                                            ------------
DISTRIBUTORS -- 0.7%
Genuine Parts Co. ............     99,430      4,971,500
                                            ------------
DIVERSIFIED CONSUMER SERVICES -- 1.2%
Apollo Group, Inc. (Class A)
  (a).........................     82,735      4,976,510
H&R Block, Inc. ..............    189,560      4,014,881
                                            ------------
                                               8,991,391
                                            ------------
HOTELS RESTAURANTS & LEISURE -- 17.1%
Carnival Corp. ...............    256,637     12,428,930
Darden Restaurants, Inc. .....     82,815      3,466,636
Harrah's Entertainment,
  Inc. .......................    109,452      9,514,662
Hilton Hotels Corp. ..........    228,179     10,608,042
International Game
  Technology..................    195,798      8,438,894
Marriott International, Inc.
  (Class A)...................    188,075      8,175,620
McDonald's Corp. .............    697,159     37,974,251
Starbucks Corp. (a)...........    435,152     11,400,983
Starwood Hotels & Resorts
  Worldwide, Inc. ............    123,403      7,496,732
Wendy's International, Inc. ..     50,541      1,764,386
Wyndham Worldwide Corp. ......    105,688      3,462,339
Yum! Brands, Inc. ............    303,905     10,281,106
                                            ------------
                                             125,012,581
                                            ------------

HOUSEHOLD DURABLES -- 5.1%
Black & Decker Corp. .........     38,233      3,184,809
Centex Corp. .................     69,288      1,840,982
D.R. Horton, Inc. ............    158,439      2,029,604
Fortune Brands, Inc. .........     89,512      7,294,333
Harman International
  Industries, Inc. ...........     37,836      3,273,571
KB HOME.......................     44,140      1,106,148
Leggett & Platt, Inc. ........    101,744      1,949,415
Lennar Corp. (Class A)........     80,757      1,829,146
Newell Rubbermaid, Inc. ......    161,805      4,663,220
Pulte Homes, Inc. ............    123,174      1,676,398
Snap-on, Inc. ................     33,516      1,660,383
Stanley Works.................     48,381      2,715,625
Whirlpool Corp. ..............     45,741      4,075,523
                                            ------------
                                              37,299,157
                                            ------------

INTERNET & CATALOG RETAIL -- 2.8%
Amazon.com, Inc. (a)..........    179,389     16,710,085
IAC/InterActiveCorp (a).......    115,528      3,427,716
                                            ------------
                                              20,137,801
                                            ------------

LEISURE EQUIPMENT & PRODUCTS -- 1.9%
Brunswick Corp. ..............     51,438      1,175,873
Eastman Kodak Co. ............    166,961      4,467,876
Hasbro, Inc. .................     92,503      2,578,983
Mattel, Inc. .................    230,545      5,408,586
                                            ------------
                                              13,631,318
                                            ------------

MEDIA -- 32.9%
CBS Corp. (Class B)...........    407,075     12,822,863
Citadel Broadcasting Corp. ...      2,194          9,127
Clear Channel Communications,
  Inc. .......................    290,912     10,891,745
Comcast Corp. (Class A) (a)...  1,810,216     43,771,023
DIRECTV Group, Inc. (a).......    445,656     10,820,528
Dow Jones & Co., Inc. ........     37,893      2,262,212
E.W. Scripps Co. (Class A)....     51,633      2,168,586
Gannett Co., Inc. ............    136,194      5,951,678
Interpublic Group of Cos.,
  Inc. (a)....................    275,301      2,857,624
McGraw-Hill Cos., Inc. .......    199,087     10,135,519
Meredith Corp. ...............     22,184      1,271,143
New York Times Co. (Class A)..     84,178      1,663,357
News Corp. (Class A)..........  1,355,578     29,809,160
Omnicom Group, Inc. ..........    191,941      9,230,443
Time Warner, Inc. ............  2,188,430     40,179,575
Tribune Co. ..................     46,027      1,257,458
Viacom, Inc. (Class B) (a)....    401,860     15,660,484
Walt Disney Co. ..............  1,140,507     39,222,036
                                            ------------
                                             239,984,561
                                            ------------

MULTILINE RETAIL -- 10.3%
Big Lots, Inc. (a)............     60,590      1,808,006
Dillard's, Inc. (Class A).....     34,793        759,531
Family Dollar Stores, Inc. ...     85,867      2,280,628
J.C. Penney Co., Inc. ........    130,598      8,275,995
Kohl's Corp. (a)..............    186,425     10,687,745
Macy's, Inc. .................    257,057      8,308,082
Nordstrom, Inc. ..............    119,404      5,598,854
Sears Holdings Corp.(a).......     44,736      5,690,419
Target Corp. .................    495,664     31,509,360
                                            ------------
                                              74,918,620
                                            ------------

SPECIALTY RETAIL -- 16.9%
Abercrombie & Fitch Co. (Class
  A)..........................     50,989      4,114,812
AutoNation, Inc. (a)..........     87,867      1,557,003
AutoZone, Inc. (a)............     27,031      3,139,380
Bed Bath & Beyond, Inc. (a)...    158,892      5,421,395
Best Buy Co., Inc. ...........    233,696     10,754,690
Circuit City Stores, Inc. ....     94,372        746,483
Gap, Inc. ....................    294,312      5,427,113
Home Depot, Inc. .............    986,825     32,012,603
Limited Brands, Inc. .........    189,671      4,341,569
Lowe's Cos., Inc. ............    868,192     24,326,740
Office Depot, Inc. (a)........    160,436      3,308,190
OfficeMax, Inc. ..............     43,682      1,496,982
RadioShack Corp. .............     80,292      1,658,833
Sherwin-Williams Co. .........     63,316      4,160,495
Staples, Inc. ................    417,638      8,975,041
Tiffany & Co. ................     79,346      4,153,763
TJX Cos., Inc. ...............    261,425      7,599,625
                                            ------------
                                             123,194,717
                                            ------------

TEXTILES, APPAREL & LUXURY GOODS -- 4.6%
Coach, Inc. (a)...............    217,837     10,297,155
Jones Apparel Group, Inc. ....     56,744      1,199,001
Liz Claiborne, Inc. ..........     59,984      2,059,251
NIKE, Inc. (Class B)..........    225,016     13,199,439


See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007


SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
TEXTILES, APPAREL & LUXURY GOODS -- (CONTINUED)
Polo Ralph Lauren Corp. ......     35,434   $  2,754,993
V.F. Corp. ...................     51,702      4,174,936
                                            ------------
                                              33,684,775
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $806,228,182).........               728,578,071
                                            ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolio
  (Cost $1,569,037)...........  1,569,037      1,569,037
                                            ------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $807,797,219).........               730,147,108
OTHER ASSETS AND LIABILITIES
  -- (0.1)%...................                  (806,073)
                                            ------------
NET ASSETS -- 100.0%..........              $729,341,035
                                            ============





(a) Non-income producing security



See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007



SECURITY DESCRIPTION            SHARES          VALUE
--------------------            ------          -----
COMMON STOCKS -- 99.7%
BEVERAGES -- 16.7%
Anheuser-Busch Cos., Inc. ..   1,321,772   $   66,075,382
Brown-Forman Corp. (Class
  B)........................     204,422       15,313,252
Coca-Cola Co. ..............   1,907,349      109,615,347
Coca-Cola Enterprises,
  Inc. .....................     676,710       16,389,916
Constellation Brands, Inc.
  (Class A) (a).............     476,314       11,531,562
Molson Coors Brewing Co.
  (Class B).................     186,884       18,626,728
Pepsi Bottling Group,
  Inc. .....................     379,904       14,121,032
PepsiCo, Inc. ..............   1,328,118       97,297,925
                                           --------------
                                              348,971,144
                                           --------------
FOOD & STAPLES RETAILING -- 26.3%
Costco Wholesale Corp. .....     796,279       48,867,642
CVS Caremark Corp. .........   2,717,120      107,679,466
Kroger Co. .................   1,376,267       39,251,135
Safeway, Inc. ..............     897,356       29,711,457
SUPERVALU, Inc. ............     545,878       21,294,701
Sysco Corp. ................   1,131,635       40,274,890
Wal-Mart Stores, Inc. ......   3,927,084      171,417,216
Walgreen Co. ...............   1,720,680       81,284,923
Whole Foods Market, Inc. ...     228,628       11,193,627
                                           --------------
                                              550,975,057
                                           --------------

FOOD PRODUCTS -- 17.7%
Archer-Daniels-Midland
  Co. ......................   1,220,979       40,389,985
Campbell Soup Co. ..........     539,369       19,956,653
ConAgra Foods, Inc. ........   1,001,818       26,177,504
Dean Foods Co. .............     210,074        5,373,693
General Mills, Inc. ........     620,890       36,017,829
H.J. Heinz Co. .............     642,882       29,701,148
Hershey Co. ................     348,138       16,157,085
Kellogg Co. ................     534,224       29,916,544
Kraft Foods, Inc. (Class
  A)........................   2,580,339       89,047,499
McCormick & Co., Inc. ......     347,502       12,499,647
Sara Lee Corp. .............   1,400,785       23,379,102
Tyson Foods, Inc. (Class
  A)........................     719,809       12,848,591
Wm. Wrigley Jr. Co. ........     431,989       27,746,653
                                           --------------
                                              369,211,933
                                           --------------

HOUSEHOLD PRODUCTS -- 23.7%
Clorox Co. .................     294,946       17,988,757
Colgate-Palmolive Co. ......     910,644       64,947,130
Kimberly-Clark Corp. .......     761,479       53,501,515
Procter & Gamble Co. .......   5,105,778      359,140,424
                                           --------------
                                              495,577,826
                                           --------------

PERSONAL PRODUCTS -- 1.9%
Avon Products, Inc. ........     845,755       31,741,185
Estee Lauder Cos., Inc.
  (Class A).................     187,728        7,970,931
                                           --------------
                                               39,712,116
                                           --------------
TOBACCO -- 13.4%
Altria Group, Inc. .........   3,443,150      239,402,219
Reynolds American, Inc. ....     368,167       23,411,739
UST, Inc. ..................     363,901       18,049,490
                                           --------------
                                              280,863,448
                                           --------------
TOTAL COMMON STOCKS --
  (Cost $1,993,570,491).....                2,085,311,524
                                           --------------
SHORT TERM INVESTMENTS -- 0.6%
MONEY MARKET FUND -- 0.6%
STIC Prime Portfolio (Cost
  $11,802,956)..............  11,802,956       11,802,956
                                           --------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $2,005,373,447).....                2,097,114,480
OTHER ASSETS AND
  LIABILITIES -- (0.3)%.....                   (6,609,388)
                                           --------------
NET ASSETS -- 100.0%........               $2,090,505,092
                                           ==============




(a) Non-income producing security





See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007



SECURITY DESCRIPTION            SHARES          VALUE
--------------------            ------          -----
COMMON STOCKS -- 99.9%
ENERGY EQUIPMENT & SERVICES -- 23.3%
Baker Hughes, Inc. .........   1,265,519   $  114,364,952
BJ Services Co. ............   1,535,650       40,771,508
ENSCO International, Inc. ..     459,349       25,769,479
Halliburton Co. ............   3,327,455      127,774,272
Nabors Industries, Ltd.
  (a).......................   1,440,514       44,324,616
National-Oilwell Varco, Inc.
  (a).......................     880,403      127,218,233
Noble Corp. ................   1,407,838       69,054,454
Rowan Cos., Inc. ...........     939,577       34,369,727
Schlumberger, Ltd. .........   2,652,973      278,562,165
Smith International, Inc. ..     621,773       44,394,592
Transocean, Inc. (a)........   1,135,783      128,400,268
Weatherford International,
  Ltd. (a)..................   1,492,443      100,262,321
                                           --------------
                                            1,135,266,587
                                           --------------

OIL, GAS & CONSUMABLE FUELS -- 76.6%
Anadarko Petroleum Corp. ...   1,877,049      100,891,384
Apache Corp. ...............   1,330,945      119,864,907
Chesapeake Energy Corp. ....   1,982,238       69,893,712
Chevron Corp. ..............   6,853,859      641,384,125
ConocoPhillips..............   5,313,248      466,343,777
CONSOL Energy, Inc. ........   1,171,437       54,588,964
Devon Energy Corp. .........   1,691,563      140,738,041
El Paso Corp. ..............   3,592,105       60,958,022
EOG Resources, Inc. ........   1,051,713       76,070,401
Exxon Mobil Corp. ..........  11,087,180    1,026,229,381
Hess Corp. .................   1,375,038       91,481,278
Marathon Oil Corp. .........   2,584,585      147,373,037
Murphy Oil Corp. ...........     994,328       69,493,584
Occidental Petroleum
  Corp. ....................   2,960,611      189,715,953
Peabody Energy Corp. .......     827,858       39,629,562
Spectra Energy Corp. .......   1,970,935       48,248,489
Sunoco, Inc. ...............     649,604       45,978,971
Tesoro Corp. ...............     429,301       19,756,432
Valero Energy Corp. ........   2,048,027      137,586,454
Williams Cos., Inc. ........   2,669,640       90,927,938
XTO Energy, Inc. ...........   1,672,964      103,456,094
                                           --------------
                                            3,740,610,506
                                           --------------
TOTAL COMMON STOCKS --
  (Cost $4,761,172,718).....                4,875,877,093
                                           --------------

SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUND -- 0.4%
STIC Prime Portfolio
  (Cost $20,841,463)........  20,841,463       20,841,463
                                           --------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $4,782,014,181).....                4,896,718,556
OTHER ASSETS AND
  LIABILITIES -- (0.3)%.....                  (14,174,647)
                                           --------------
NET ASSETS -- 100.0%........               $4,882,543,909
                                           ==============




(a) Non-income producing security





See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007



SECURITY DESCRIPTION            SHARES          VALUE
--------------------            ------          -----
COMMON STOCKS -- 99.7%
CAPITAL MARKETS -- 17.0%
American Capital Strategies,
  Ltd. .....................     199,691   $    8,532,796
Ameriprise Financial,
  Inc. .....................     247,743       15,635,061
Bank of New York Mellon
  Corp. ....................   1,203,185       53,108,586
Bear Stearns Cos., Inc. ....     122,433       15,035,997
Charles Schwab Corp. .......     998,240       21,561,984
E*Trade Financial Corp.
  (a).......................     455,601        5,950,149
Federated Investors, Inc.
  (Class B).................      92,404        3,668,439
Franklin Resources, Inc. ...     171,488       21,864,720
Goldman Sachs Group, Inc. ..     428,983       92,977,775
Janus Capital Group, Inc. ..     165,775        4,688,117
Legg Mason, Inc. ...........     140,380       11,832,630
Lehman Brothers Holdings,
  Inc. .....................     561,202       34,642,999
Merrill Lynch & Co., Inc. ..     911,327       64,959,389
Morgan Stanley..............   1,112,984       70,117,992
Northern Trust Corp. .......     203,121       13,460,829
State Street Corp.(b).......     411,771       28,066,311
T. Rowe Price Group, Inc. ..     279,314       15,554,997
                                           --------------
                                              481,658,771
                                           --------------

COMMERCIAL BANKS -- 17.6%
BB&T Corp. .................     581,402       23,482,827
Comerica, Inc. .............     161,631        8,288,438
Commerce Bancorp, Inc. .....     203,485        7,891,148
Fifth Third Bancorp.........     566,122       19,180,213
First Horizon National
  Corp. ....................     133,966        3,571,533
Huntington Bancshares,
  Inc. .....................     386,366        6,560,495
KeyCorp.....................     411,892       13,316,468
M & T Bank Corp. ...........      79,535        8,227,896
Marshall & Ilsley Corp. ....     282,675       12,372,685
National City Corp. ........     670,137       16,813,737
PNC Financial Services
  Group, Inc. ..............     362,269       24,670,519
Regions Financial Corp. ....     741,403       21,856,560
SunTrust Banks, Inc. .......     368,889       27,913,831
Synovus Financial Corp. ....     347,046        9,734,640
U.S. Bancorp................   1,825,511       59,383,873
Wachovia Corp. .............   2,012,224      100,913,034
Wells Fargo & Co. ..........   3,534,156      125,886,637
Zions Bancorp...............     113,899        7,821,444
                                           --------------
                                              497,885,978
                                           --------------

CONSUMER FINANCE -- 4.8%
American Express Co. .......   1,250,716       74,255,009
Capital One Financial
  Corp. ....................     441,700       29,342,131
Discover Financial Services
  (a).......................     501,928       10,440,103
SLM Corp. ..................     436,015       21,656,865
                                           --------------
                                              135,694,108
                                           --------------
DIVERSIFIED FINANCIAL SERVICES -- 25.4%
Bank of America Corp. ......   4,692,029      235,868,298
CIT Group, Inc. ............     204,168        8,207,554
Citigroup, Inc. ............   5,260,033      245,485,740
CME Group, Inc. ............      56,254       33,040,787
IntercontinentalExchange,
  Inc. (a)..................      73,356       11,142,776
JPMorgan Chase & Co. .......   3,578,099      163,948,496
Leucadia National Corp. ....     174,296        8,404,553
Moody's Corp. ..............     233,924       11,789,770
                                           --------------
                                              717,887,974
                                           --------------

INSURANCE -- 22.7%
ACE, Ltd. ..................     348,637       21,116,943
AFLAC, Inc. ................     516,625       29,468,290
Allstate Corp. .............     617,875       35,336,271
Ambac Financial Group,
  Inc. .....................     108,009        6,794,846
American International
  Group, Inc. ..............   2,711,618      183,440,958
Aon Corp. ..................     308,256       13,812,951
Assurant, Inc. .............     102,002        5,457,107
Chubb Corp. ................     416,274       22,328,937
Cincinnati Financial
  Corp. ....................     182,354        7,897,752
Genworth Financial, Inc.
  (Class A).................     470,345       14,453,702
Hartford Financial Services
  Group, Inc. ..............     335,249       31,027,295
Lincoln National Corp. .....     285,069       18,806,002
Loews Corp. ................     471,014       22,773,527
Marsh & McLennan Cos.,
  Inc. .....................     572,970       14,610,735
MBIA, Inc. .................     133,472        8,148,466
MetLife, Inc. ..............     785,422       54,767,476
Principal Financial Group,
  Inc. .....................     281,325       17,748,794
Progressive Corp. ..........     765,979       14,867,652
Prudential Financial,
  Inc. .....................     485,275       47,353,135
SAFECO Corp. ...............     109,995        6,733,894
Torchmark Corp. ............     101,263        6,310,710
Travelers Cos., Inc. .......     694,256       34,948,847
Unum Group..................     382,939        9,370,517
XL Capital, Ltd. (Class A)..     192,073       15,212,182
                                           --------------
                                              642,786,989
                                           --------------

REAL ESTATE INVESTMENT TRUSTS (REITS) -- 6.2%
Apartment Investment &
  Management Co. (Class A)..     102,650        4,632,594
Archstone-Smith Trust.......     235,704       14,175,239
AvalonBay Communities,
  Inc. .....................      84,767       10,007,592
Boston Properties, Inc. ....     126,110       13,102,829
Developers Diversified
  Realty Corp. .............     132,682        7,412,943
Equity Residential
  Properties Trust..........     292,183       12,376,872
General Growth Properties,
  Inc. .....................     259,493       13,914,015
Host Hotels & Resorts,
  Inc. .....................     553,697       12,424,961
Kimco Realty Corp. .........     265,757       12,014,874
Plum Creek Timber Co.,
  Inc. .....................     184,983        8,279,839
ProLogis....................     270,953       17,977,731
Public Storage, Inc. .......     130,632       10,274,207
Simon Property Group,
  Inc. .....................     235,397       23,539,700
Vornado Realty Trust........     141,914       15,518,296
                                           --------------
                                              175,651,692
                                           --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
CB Richard Ellis Group, Inc.
  (Class A) (a).............     209,379        5,829,111
                                           --------------
THRIFTS & MORTGAGE FINANCE -- 5.8%
Countrywide Financial
  Corp. ....................     608,624       11,569,942
Fannie Mae..................   1,029,287       62,590,943
Freddie Mac.................     687,440       40,565,834
Hudson City Bancorp, Inc. ..     566,569        8,713,831
MGIC Investment Corp. ......      88,311        2,853,328
Sovereign Bancorp, Inc. ....     382,787        6,522,691
Washington Mutual, Inc. ....     925,989       32,696,672
                                           --------------
                                              165,513,241
                                           --------------
TOTAL COMMON STOCKS --
  (Cost $3,026,224,698).....                2,822,907,864
                                           --------------

SHORT TERM INVESTMENTS -- 1.6%
MONEY MARKET FUND -- 1.6%
STIC Prime Portfolio
  (Cost $47,166,934)........  47,166,934       47,166,934
                                           --------------
TOTAL INVESTMENTS -- 101.3%
  (Cost $3,073,391,632).....                2,870,074,798
OTHER ASSETS AND
  LIABILITIES -- (1.3)%.....                  (38,118,547)
                                           --------------
NET ASSETS -- 100.0%........               $2,831,956,251
                                           ==============




(a) Non-income producing security
(b) Affiliated Issuer. See table below for more information.





See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007


                                                                                                            NUMBER OF
SECURITY               NUMBER OF SHARES      SHARES PURCHASED FOR THE          SHARES SOLD FOR THE         SHARES HELD
DESCRIPTION            HELD AT 9/30/06          YEAR ENDED 9/30/07             YEAR ENDED 9/30/07           AT 9/30/07
-----------         ---------------------    ------------------------    ------------------------------    -----------
State Street Corp.
(Cost $28,726,012)          241,468                  2,504,885                      2,334,582                411,771


                                                 REALIZED GAIN ON
                    INCOME EARNED FOR THE     SHARES SOLD DURING THE
                      YEAR ENDED 9/30/07        YEAR ENDED 9/30/07       DIVIDEND RECEIVABLE AT 9/30/07
                    ---------------------    ------------------------    ------------------------------
                           $286,642                 $2,349,468                     $  113,030





See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007



SECURITY DESCRIPTION             SHARES         VALUE
--------------------             ------         -----
COMMON STOCKS -- 99.9%
BIOTECHNOLOGY -- 10.4%
Amgen, Inc. (a)..............  1,435,441   $   81,202,897
Biogen Idec, Inc. (a)........    388,901       25,795,803
Celgene Corp. (a)............    505,688       36,060,611
Genzyme Corp. (a)............    354,630       21,972,875
Gilead Sciences, Inc. (a)....  1,224,950       50,063,707
                                           --------------
                                              215,095,893
                                           --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 15.1%
Bausch & Lomb, Inc. .........     78,914        5,050,496
Baxter International, Inc. ..    865,371       48,703,080
Becton, Dickinson & Co. .....    330,368       27,106,694
Boston Scientific Corp. (a)..  1,769,017       24,677,787
C.R. Bard, Inc. .............    144,281       12,724,141
Covidien, Ltd. (a)...........    656,374       27,239,521
Hospira, Inc. (a)............    205,090        8,500,981
Medtronic, Inc. .............  1,507,277       85,025,496
St. Jude Medical, Inc. (a)...    462,167       20,367,700
Stryker Corp. ...............    318,555       21,903,842
Varian Medical Systems, Inc.
  (a)........................    167,688        7,024,450
Zimmer Holdings, Inc. (a)....    316,681       25,647,994
                                           --------------
                                              313,972,182
                                           --------------
HEALTH CARE PROVIDERS & SERVICES -- 19.1%
Aetna, Inc. .................    694,684       37,700,501
AmerisourceBergen Corp. .....    246,128       11,156,982
Cardinal Health, Inc. .......    486,318       30,409,464
CIGNA Corp. .................    387,226       20,635,274
Coventry Health Care, Inc.
  (a)........................    205,045       12,755,849
Express Scripts, Inc. (a)....    357,196       19,938,681
Humana, Inc. (a).............    238,525       16,668,127
Laboratory Corp. of America
  Holdings (a)...............    154,265       12,068,151
Manor Care, Inc. ............    105,092        6,767,925
McKesson Corp. ..............    400,416       23,540,457
Medco Health Solutions, Inc.
  (a)........................    368,780       33,334,024
Patterson Cos., Inc. (a).....    183,107        7,069,761
Quest Diagnostics, Inc. .....    214,906       12,415,120
Tenet Healthcare Corp. (a)...    645,364        2,168,423
UnitedHealth Group, Inc. ....  1,766,570       85,554,985
WellPoint, Inc. (a)..........    820,086       64,721,187
                                           --------------
                                              396,904,911
                                           --------------

HEALTH CARE TECHNOLOGY -- 0.4%
IMS Health, Inc. ............    270,041        8,274,056
                                           --------------
LIFE SCIENCES TOOLS & SERVICES -- 2.9%
Applera Corp. -- Applied
  Biosystems Group...........    256,836        8,896,799
Millipore Corp. (a)..........     80,631        6,111,830
PerkinElmer, Inc. ...........    157,622        4,604,138
Thermo Electron Corp. (a)....    563,487       32,524,470
Waters Corp. (a).............    132,762        8,884,433
                                           --------------
                                               61,021,670
                                           --------------

PHARMACEUTICALS -- 52.0%
Abbott Laboratories..........  1,731,179       92,825,818
Allergan, Inc. ..............    415,962       26,817,070
Barr Pharmaceuticals, Inc.
  (a)........................    141,835        8,071,830
Bristol-Myers Squibb Co. ....  2,626,783       75,703,886
Eli Lilly & Co. .............  1,303,200       74,191,176
Forest Laboratories, Inc.
  (a)........................    423,197       15,781,016
Johnson & Johnson............  3,825,860      251,359,002
King Pharmaceuticals, Inc.
  (a)........................    345,207        4,045,826
Merck & Co., Inc. ...........  2,875,862      148,653,307
Mylan Laboratories, Inc. ....    327,706        5,230,188
Pfizer, Inc. ................  9,150,240      223,540,363
Schering-Plough Corp. .......  2,162,531       68,400,855
Watson Pharmaceuticals, Inc.
  (a)........................    142,669        4,622,476
Wyeth........................  1,785,454       79,541,976
                                           --------------
                                            1,078,784,789
                                           --------------
TOTAL COMMON STOCKS --
  (Cost $2,121,062,860)......               2,074,053,501
                                           --------------

SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUND -- 0.4%
STIC Prime Portfolio
  (Cost $7,368,389)..........  7,368,389        7,368,389
                                           --------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $2,128,431,249)......               2,081,421,890
OTHER ASSETS AND
  LIABILITIES -- (0.3)%......                  (6,059,016)
                                           --------------
NET ASSETS -- 100.0%.........              $2,075,362,874
                                           ==============




(a) Non-income producing security





See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007



SECURITY DESCRIPTION             SHARES         VALUE
--------------------             ------         -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 26.3%
Boeing Co. ..................  1,032,842   $  108,438,082
General Dynamics Corp. ......    557,038       47,053,000
Goodrich Corp. ..............    243,286       16,599,404
Honeywell International,
  Inc. ......................    996,414       59,256,741
L-3 Communications Holdings,
  Inc. ......................    158,923       16,232,395
Lockheed Martin Corp. .......    464,680       50,413,133
Northrop Grumman Corp. ......    467,860       36,493,080
Precision Castparts Corp. ...    173,923       25,737,125
Raytheon Co. ................    604,273       38,564,703
Rockwell Collins, Inc. ......    271,397       19,822,837
United Technologies Corp. ...  1,300,111      104,632,933
                                           --------------
                                              523,243,433
                                           --------------
AIR FREIGHT & LOGISTICS -- 7.9%
C.H. Robinson Worldwide,
  Inc. ......................    217,603       11,813,667
FedEx Corp. .................    417,597       43,743,286
United Parcel Service, Inc.
  (Class B)..................  1,349,263      101,329,651
                                           --------------
                                              156,886,604
                                           --------------
AIRLINES -- 0.8%
Southwest Airlines Co. ......  1,036,494       15,340,111
                                           --------------
BUILDING PRODUCTS -- 1.1%
American Standard Cos.,
  Inc. ......................    283,813       10,109,419
Masco Corp. .................    516,379       11,964,502
                                           --------------
                                               22,073,921
                                           --------------
COMMERCIAL SERVICES & SUPPLIES -- 5.4%
Allied Waste Industries, Inc.
  (a)........................    576,684        7,352,721
Avery Dennison Corp. ........    166,236        9,478,777
Cintas Corp. ................    204,256        7,577,898
Equifax, Inc. ...............    245,194        9,346,795
Monster Worldwide, Inc. (a)..    271,639        9,252,024
Pitney Bowes, Inc. ..........    318,121       14,449,056
R.R. Donnelley & Sons Co. ...    405,852       14,837,949
Robert Half International,
  Inc. ......................    294,842        8,803,982
Waste Management, Inc. ......    714,490       26,964,853
                                           --------------
                                              108,064,055
                                           --------------
CONSTRUCTION & ENGINEERING -- 1.2%
Fluor Corp. .................    162,091       23,337,862
                                           --------------
ELECTRICAL EQUIPMENT -- 4.5%
Cooper Industries, Ltd.
  (Class A)..................    310,333       15,854,913
Emerson Electric Co. ........  1,056,943       56,250,506
Rockwell Automation, Inc. ...    249,551       17,346,290
                                           --------------
                                               89,451,709
                                           --------------

INDUSTRIAL CONGLOMERATES -- 26.9%
3M Co. ......................    926,776       86,727,698
General Electric Co. ........  9,573,704      396,351,346
Textron, Inc. ...............    393,152       24,457,986
Tyco International, Ltd. ....    627,122       27,806,589
                                           --------------
                                              535,343,619
                                           --------------

MACHINERY -- 18.1%
Caterpillar, Inc. ...........    860,017       67,451,133
Cummins, Inc. ...............    241,771       30,920,093
Danaher Corp. ...............    348,649       28,836,759
Deere & Co. .................    312,817       46,428,299
Dover Corp. .................    312,346       15,914,029
Eaton Corp. .................    224,744       22,258,646
Illinois Tool Works, Inc. ...    562,052       33,520,781
Ingersoll-Rand Co., Ltd.
  (Class A)..................    420,889       22,925,824
ITT Corp. ...................    277,183       18,829,041
PACCAR, Inc. ................    364,805       31,099,626
Pall Corp. ..................    225,486        8,771,406
Parker-Hannifin Corp. .......    184,809       20,667,191
Terex Corp. (a)..............    129,319       11,511,977
                                           --------------
                                              359,134,805
                                           --------------

ROAD & RAIL -- 7.1%
Burlington Northern Santa Fe
  Corp. .....................    425,823       34,564,053
CSX Corp. ...................    667,510       28,522,702
Norfolk Southern Corp. ......    582,991       30,263,063
Ryder System, Inc. ..........    139,189        6,820,261
Union Pacific Corp. .........    366,150       41,396,919
                                           --------------
                                              141,566,998
                                           --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.5%
W.W. Grainger, Inc. .........    118,564       10,811,851
                                           --------------
TOTAL COMMON STOCKS --
  (Cost $1,939,341,753)......               1,985,254,968
                                           --------------

SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUND -- 0.5%
STIC Prime Portfolio
  (Cost $9,947,618)..........  9,947,618        9,947,618
                                           --------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $1,949,289,371)......               1,995,202,586
OTHER ASSETS AND
  LIABILITIES -- (0.3)%......                  (6,055,159)
                                           --------------
NET ASSETS -- 100.0%.........              $1,989,147,427
                                           ==============




(a) Non-income producing security





See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007



SECURITY DESCRIPTION             SHARES         VALUE
--------------------             ------         -----
COMMON STOCKS -- 99.8%
CHEMICALS -- 52.4%
Air Products & Chemicals,
  Inc. ......................    819,200   $   80,084,992
Ashland, Inc. ...............    249,491       15,021,853
Dow Chemical Co. ............  3,761,897      161,987,285
Du Pont (E.I.) de Nemours &
  Co. .......................  3,644,906      180,641,541
Eastman Chemical Co. ........    358,571       23,927,443
Ecolab, Inc. ................    726,649       34,297,833
Hercules, Inc. ..............    542,481       11,402,951
International Flavors &
  Fragrances, Inc. ..........    386,550       20,433,033
Monsanto Co. ................  2,159,843      185,184,939
PPG Industries, Inc. ........    672,355       50,796,420
Praxair, Inc. ...............    974,379       81,613,985
Rohm & Haas Co. .............    574,817       32,000,062
Sigma-Aldrich Corp. .........    555,582       27,079,067
                                           --------------
                                              904,471,404
                                           --------------

CONSTRUCTION MATERIALS -- 2.1%
Vulcan Materials Co. ........    398,504       35,526,632
                                           --------------

CONTAINERS & PACKAGING -- 5.5%
Ball Corp. ..................    436,874       23,481,977
Bemis Co., Inc. .............    472,401       13,751,593
Pactiv Corp. (a).............    578,807       16,588,609
Sealed Air Corp. ............    707,490       18,083,444
Temple-Inland, Inc. .........    452,620       23,821,391
                                           --------------
                                               95,727,014
                                           --------------

METALS & MINING -- 31.1%
Alcoa, Inc. .................  3,500,419      136,936,391
Allegheny Technologies,
  Inc. ......................    420,441       46,227,488
Freeport-McMoRan Copper &
  Gold, Inc. ................  1,511,477      158,538,822
Newmont Mining Corp.
  (Holding Co.)..............  1,638,577       73,293,549
Nucor Corp. .................  1,168,729       69,504,314
United States Steel Corp. ...    484,488       51,326,659
                                           --------------
                                              535,827,223
                                           --------------

PAPER & FOREST PRODUCTS -- 8.7%
International Paper Co. .....  1,749,070       62,739,141
MeadWestvaco Corp. ..........    783,338       23,131,971
Weyerhaeuser Co. ............    878,885       63,543,385
                                           --------------
                                              149,414,497
                                           --------------
TOTAL COMMON STOCKS --
  (Cost $1,746,708,087)......               1,720,966,770
                                           --------------

SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUND -- 0.5%
STIC Prime Portfolio
  (Cost $8,960,381)..........  8,960,381        8,960,381
                                           --------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $1,755,668,468)......               1,729,927,151
OTHER ASSETS AND
  LIABILITIES -- (0.3)%......                  (5,078,666)
                                           --------------
NET ASSETS -- 100.0%.........              $1,724,848,485
                                           ==============




(a) Non-income producing security





See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007



SECURITY DESCRIPTION             SHARES         VALUE
--------------------             ------         -----
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 14.6%
Avaya, Inc. (a)..............  471,624     $    7,998,743
Ciena Corp. (a)..............  90,350           3,440,528
Cisco Systems, Inc. (a)......  6,180,215      204,626,918
Corning, Inc. ...............  1,601,352       39,473,327
JDS Uniphase Corp. (a).......  222,853          3,333,881
Juniper Networks, Inc. (a)...  525,418         19,235,553
Motorola, Inc. ..............  2,357,141       43,677,823
QUALCOMM, Inc. ..............  1,702,554       71,949,932
Tellabs, Inc. (a)............  457,035          4,350,973
                                           --------------
                                              398,087,678
                                           --------------
COMPUTERS & PERIPHERALS -- 21.6%
Apple, Inc. (a)..............  882,550        135,506,727
Dell, Inc. (a)...............  2,310,731       63,776,175
EMC Corp. (a)................  2,135,908       44,426,886
Hewlett-Packard Co. .........  2,499,940      124,472,012
International Business
  Machines Corp..............  1,380,386      162,609,471
Lexmark International, Inc.
  (Class A) (a)..............  99,985           4,152,377
NCR Corp. (a)................  185,602          9,242,980
Network Appliance, Inc. (a)..  365,381          9,832,403
QLogic Corp. (a).............  160,234          2,155,147
SanDisk Corp. (a)............  234,136         12,900,894
Sun Microsystems, Inc. (a)...  3,618,160       20,297,878
                                           --------------
                                              589,372,950
                                           --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 15.7%
AT&T, Inc. ..................  6,188,400      261,831,204
CenturyTel, Inc. ............  117,023          5,408,803
Citizens Communications
  Co. .......................  353,485          5,061,905
Embarq Corp. ................  157,624          8,763,894
Qwest Communications
  International, Inc. (a)....  1,638,662       15,010,144
Verizon Communications,
  Inc. ......................  2,812,713      124,546,932
Windstream Corp. ............  495,641          6,998,451
                                           --------------
                                              427,621,333
                                           --------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.8%
Agilent Technologies, Inc.
  (a)........................  396,582         14,625,944
Jabil Circuit, Inc. .........  217,190          4,960,620
Molex, Inc. .................  151,569          4,081,753
Solectron Corp. (a)..........  956,703          3,731,142
Tektronix, Inc. .............  82,800           2,296,872
Tyco Electronics, Ltd. ......  508,153         18,003,861
                                           --------------
                                               47,700,192
                                           --------------

INTERNET SOFTWARE & SERVICES -- 8.4%
Akamai Technologies, Inc.
  (a)........................  173,692          4,990,171
eBay, Inc. (a)...............  1,161,723       45,330,432
Google, Inc. (Class A) (a)...  234,369        132,950,503
VeriSign, Inc. (a)...........  252,158          8,507,811
Yahoo!, Inc. (a).............  1,373,060       36,852,930
                                           --------------
                                              228,631,847
                                           --------------

IT SERVICES -- 4.3%
Affiliated Computer Services,
  Inc. (Class A) (a).........  104,240          5,237,018
Automatic Data Processing,
  Inc. ......................  542,778         24,929,794
Cognizant Technology
  Solutions Corp. (Class A)
  (a)........................  148,706         11,862,278
Computer Sciences Corp. (a)..  179,466         10,032,149
Convergys Corp. (a)..........  144,161          2,502,635
Electronic Data Systems
  Corp. .....................  523,766         11,439,049
Fidelity National Information
  Services, Inc. ............  175,986          7,808,499
Fiserv, Inc. (a).............  172,505          8,773,604
Paychex, Inc. ...............  349,017         14,309,697
Unisys Corp. (a).............  386,139          2,556,240
Western Union Co. ...........  789,688         16,559,757
                                           --------------
                                              116,010,720
                                           --------------

OFFICE ELECTRONICS -- 0.6%
Xerox Corp. (a)..............  956,302         16,582,277
                                           --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 13.8%
Advanced Micro Devices, Inc.
  (a)........................  566,710          7,480,572
Altera Corp. ................  367,949          8,860,212
Analog Devices, Inc. ........  320,138         11,576,190
Applied Materials, Inc. .....  1,406,102       29,106,311
Broadcom Corp. (Class A)
  (a)........................  479,134         17,459,643
Intel Corp. .................  5,925,627      153,236,714
KLA-Tencor Corp. ............  198,904         11,094,865
Linear Technology Corp. .....  229,923          8,045,006
LSI Logic Corp. (a)..........  743,125          5,513,988
MEMC Electronic Materials,
  Inc. (a)...................  231,016         13,597,602
Microchip Technology, Inc. ..  225,037          8,173,344
Micron Technology, Inc. (a)..  778,829          8,645,002
National Semiconductor
  Corp. .....................  248,237          6,732,187
Novellus Systems, Inc. (a)...  131,600          3,587,416
NVIDIA Corp. (a).............  560,520         20,313,245
Teradyne, Inc. (a)...........  204,075          2,816,235
Texas Instruments, Inc. .....  1,454,392       53,216,203
Xilinx, Inc. ................  306,422          8,009,871
                                           --------------
                                              377,464,606
                                           --------------

SOFTWARE -- 16.2%
Adobe Systems, Inc. (a)......  599,728         26,184,125
Autodesk, Inc. (a)...........  235,954         11,790,621
BMC Software, Inc. (a).......  209,293          6,536,220
CA, Inc. ....................  400,574         10,302,763
Citrix Systems, Inc. (a).....  185,374          7,474,280
Compuware Corp. (a)..........  322,265          2,584,565
Electronic Arts, Inc. (a)....  317,649         17,785,168
Intuit, Inc. (a).............  349,310         10,584,093
Microsoft Corp. .............  8,181,094      241,015,029
Novell, Inc. (a).............  370,474          2,830,421
Oracle Corp. (a).............  4,002,228       86,648,236
Symantec Corp. (a)...........  919,254         17,815,143
                                           --------------
                                              441,550,664
                                           --------------

WIRELESS TELECOMMUNICATION SERVICES -- 2.9%
ALLTEL Corp. ................  357,905         24,938,820
Sprint Nextel Corp. .........  2,896,849       55,040,131
                                           --------------
                                               79,978,951
                                           --------------
TOTAL COMMON STOCKS --
  (Cost $2,647,233,771)......               2,723,001,218
                                           --------------


See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007


SECURITY DESCRIPTION             SHARES         VALUE
--------------------             ------         -----
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
Federated Prime Obligations
  Fund.......................  3,036       $        3,036
STIC Prime Portfolio.........  8,169,036        8,169,036
                                           --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $8,172,072)..........                   8,172,072
                                           --------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $2,655,405,843)......               2,731,173,290
OTHER ASSETS AND
  LIABILITIES -- (0.2)%......                  (4,252,059)
                                           --------------
NET ASSETS -- 100.0%.........              $2,726,921,231
                                           ==============




(a) Non-income producing security




See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007



SECURITY DESCRIPTION            SHARES          VALUE
--------------------            ------          -----
COMMON STOCKS -- 99.9%
ELECTRIC UTILITIES -- 53.0%
Allegheny Energy, Inc. (a)..     977,917   $   51,105,942
American Electric Power Co.,
  Inc. .....................   2,351,020      108,335,002
Duke Energy Corp. ..........   7,422,051      138,718,133
Edison International........   1,918,991      106,408,051
Entergy Corp. ..............   1,153,180      124,877,862
Exelon Corp. ...............   3,970,057      299,183,495
FirstEnergy Corp. ..........   1,795,412      113,721,396
FPL Group, Inc. ............   2,395,850      145,859,348
Pinnacle West Capital
  Corp. ....................     594,184       23,476,210
PPL Corp. ..................   2,257,202      104,508,453
Progress Energy, Inc. ......   1,522,706       71,338,776
Southern Co. ...............   4,452,995      161,554,659
                                           --------------
                                            1,449,087,327
                                           --------------
GAS UTILITIES -- 2.4%
Nicor, Inc. ................     266,985       11,453,657
Questar Corp. ..............   1,016,650       53,404,624
                                           --------------
                                               64,858,281
                                           --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 14.0%
AES Corp. (a)...............   3,937,492       78,907,340
Constellation Energy Group,
  Inc. .....................   1,063,140       91,206,781
Dynegy, Inc. (Class A) (a)..   2,918,600       26,967,864
TXU Corp. ..................   2,715,150      185,906,320
                                           --------------
                                              382,988,305
                                           --------------
MULTI-UTILITIES -- 30.5%
Ameren Corp. ...............   1,220,709       64,087,222
CenterPoint Energy, Inc. ...   1,900,754       30,469,086
CMS Energy Corp. ...........   1,330,502       22,379,044
Consolidated Edison, Inc. ..   1,595,727       73,882,160
Dominion Resources, Inc. ...   1,714,619      144,542,382
DTE Energy Co. .............   1,007,606       48,808,435
Integrys Energy Group,
  Inc. .....................     448,798       22,991,921
NiSource, Inc. .............   1,614,627       30,903,961
PG&E Corp. .................   2,080,305       99,438,579
Public Service Enterprise
  Group, Inc. ..............   1,496,927      131,714,607
Sempra Energy...............   1,554,881       90,369,684
TECO Energy, Inc. ..........   1,242,123       20,408,081
Xcel Energy, Inc. ..........   2,467,895       53,158,458
                                           --------------
                                              833,153,620
                                           --------------
TOTAL COMMON STOCKS --
  (Cost $2,816,616,895).....                2,730,087,533
                                           --------------

SHORT TERM INVESTMENTS -- 0.6%
MONEY MARKET FUND -- 0.6%
STIC Prime Portfolio
  (Cost $17,658,673)........  17,658,673       17,658,673
                                           --------------
TOTAL INVESTMENTS -- 100.5%
  (Cost $2,834,275,568).....                2,747,746,206
OTHER ASSETS AND
  LIABILITIES -- (0.5)%.....                  (12,996,303)
                                           --------------
NET ASSETS -- 100.0%........               $2,734,749,903
                                           ==============




(a) Non-income producing security





See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2007


                                                THE CONSUMER    THE CONSUMER
                                               DISCRETIONARY       STAPLES        THE ENERGY      THE FINANCIAL
                                               SELECT SECTOR    SELECT SECTOR    SELECT SECTOR    SELECT SECTOR
                                                 SPDR FUND        SPDR FUND        SPDR FUND        SPDR FUND
                                               -------------   --------------   --------------   --------------
ASSETS
  Investments in unaffiliated issuers, at
     value (Note 2)..........................   $730,147,108   $2,097,114,480   $4,896,718,556   $2,842,008,487
  Investments in affiliated issuers, at value
     (Note 2)................................             --               --               --       28,066,311
                                                ------------   --------------   --------------   --------------
  Total investments..........................    730,147,108    2,097,114,480    4,896,718,556    2,870,074,798
  Receivable for investments sold............             --               --       20,729,255        3,513,586
  Receivable for income related to Select
     Sector SPDRS in-kind transactions.......          5,146               --               --               --
  Dividends receivable -- unaffiliated
     issuers (Note 2)........................        578,701        4,731,159        2,134,229        4,165,045
  Dividends receivable -- affiliated issuers
     (Note 2)................................             --               --               --          113,030
  Prepaid expenses...........................          4,333            8,941           23,512           13,478
                                                ------------   --------------   --------------   --------------
          TOTAL ASSETS.......................    730,735,288    2,101,854,580    4,919,605,552    2,877,879,937
                                                ------------   --------------   --------------   --------------



LIABILITIES

  Payable for investments purchased..........             --               --       21,933,917        7,800,513

  Income dividends payable (Note 2)..........      1,078,360       10,607,117       13,314,957       35,071,851

  Payable for income related to Select Sector
     SPDRS in-kind transactions..............             --               --            3,222        1,863,895

  Accrued advisory fees (Note 3).............         24,150           71,166          198,368          139,696

  Accrued trustees fees (Note 3).............          1,616            3,709            9,830            5,668

  Accrued distribution fees (Note 3).........         84,647          139,825          296,751          213,021

  Accrued administration, custodian and
     transfer agent fees (Note 3)............         34,452           64,951          106,682           87,434

  Accrued expenses and other liabilities.....        171,028          462,720        1,197,916          741,608
                                                ------------   --------------   --------------   --------------

          TOTAL LIABILITIES..................      1,394,253       11,349,488       37,061,643       45,923,686
                                                ------------   --------------   --------------   --------------

          NET ASSETS.........................   $729,341,035   $2,090,505,092   $4,882,543,909   $2,831,956,251
                                                ============   ==============   ==============   ==============

NET ASSETS REPRESENTED BY:

  Paid in surplus (Note 4)...................   $846,826,493   $2,112,664,611   $4,959,367,261   $3,143,539,378

  Undistributed (distributions in excess of)
     net investment income...................        864,072          515,224          293,174      (12,883,993)

  Accumulated net realized gain (loss) on
     investments.............................    (40,699,419)    (114,415,776)    (191,820,901)     (95,382,300)

  Net unrealized appreciation (depreciation)
     on investments..........................    (77,650,111)      91,741,033      114,704,375     (203,316,834)
                                                ------------   --------------   --------------   --------------

          NET ASSETS.........................   $729,341,035   $2,090,505,092   $4,882,543,909   $2,831,956,251
                                                ============   ==============   ==============   ==============

NET ASSET VALUE PER SELECT SECTOR SPDR:

  Net asset value per Select Sector SPDR
     share...................................   $      36.74   $        27.94   $        74.99   $        34.28
                                                ============   ==============   ==============   ==============

  Shares outstanding (unlimited amount
     authorized, $0.01 par value)............     19,851,564       74,807,986       65,112,932       82,621,265
                                                ============   ==============   ==============   ==============

COST OF INVESTMENTS:

  Unaffiliated issuers.......................   $807,797,219   $2,005,373,447   $4,782,014,181   $3,044,665,620

  Affiliated issuers.........................             --               --               --       28,726,012
                                                ------------   --------------   --------------   --------------

  Total cost of investments..................   $807,797,219   $2,005,373,447   $4,782,014,181   $3,073,391,632
                                                ============   ==============   ==============   ==============






See accompanying notes to financial statements.


      THE HEALTH CARE   THE INDUSTRIAL    THE MATERIALS   THE TECHNOLOGY    THE UTILITIES
       SELECT SECTOR     SELECT SECTOR    SELECT SECTOR    SELECT SECTOR    SELECT SECTOR
         SPDR FUND         SPDR FUND        SPDR FUND        SPDR FUND        SPDR FUND
      ---------------   --------------   --------------   --------------   --------------

       $2,081,421,890   $1,995,202,586   $1,729,927,151   $2,731,173,290   $2,747,746,206
                   --               --               --               --               --
       --------------   --------------   --------------   --------------   --------------
        2,081,421,890    1,995,202,586    1,729,927,151    2,731,173,290    2,747,746,206
                   --               --       34,404,055       82,939,418               --

                   --           27,194               --          333,971               --
            1,295,203        3,500,971        3,281,442          806,229        5,247,819
                   --               --               --               --               --
               11,253            6,625            5,599           11,713           17,309
       --------------   --------------   --------------   --------------   --------------
        2,082,728,346    1,998,737,376    1,767,618,247    2,815,264,621    2,753,011,334
       --------------   --------------   --------------   --------------   --------------





                   --               --       34,724,086       82,146,391               --

            6,617,678        8,975,426        7,324,027        4,939,904       17,038,474


                   --               --          123,817               --           21,309

               73,943           63,902           54,733           96,138           98,793

                4,486            2,926            2,581            4,871            7,114

              141,729          104,049          135,706          501,374          195,505


               65,863           62,568           58,563           73,144           74,015

              461,773          381,078          346,249          581,568          826,221
       --------------   --------------   --------------   --------------   --------------

            7,365,472        9,589,949       42,769,762       88,343,390       18,261,431
       --------------   --------------   --------------   --------------   --------------

       $2,075,362,874   $1,989,147,427   $1,724,848,485   $2,726,921,231   $2,734,749,903
       ==============   ==============   ==============   ==============   ==============



       $2,167,931,693   $2,002,340,396   $1,766,650,074   $3,523,303,620   $2,855,906,718


            1,614,554        1,674,760        7,010,405        7,579,244       14,021,778

          (47,174,014)     (60,780,944)     (23,070,677)    (879,729,080)     (48,649,231)

          (47,009,359)      45,913,215      (25,741,317)      75,767,447      (86,529,362)
       --------------   --------------   --------------   --------------   --------------

       $2,075,362,874   $1,989,147,427   $1,724,848,485   $2,726,921,231   $2,734,749,903
       ==============   ==============   ==============   ==============   ==============



       $        35.41   $        40.92   $        42.15   $        27.00   $        39.90
       ==============   ==============   ==============   ==============   ==============


           58,607,448       48,612,708       40,917,102      101,003,890       68,545,504
       ==============   ==============   ==============   ==============   ==============



       $2,128,431,249   $1,949,289,371   $1,755,668,468   $2,655,405,843   $2,834,275,568

                   --               --               --               --               --
       --------------   --------------   --------------   --------------   --------------

       $2,128,431,249   $1,949,289,371   $1,755,668,468   $2,655,405,843   $2,834,275,568
       ==============   ==============   ==============   ==============   ==============


THE SELECT SECTOR SPDR TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2007


                                             THE CONSUMER    THE CONSUMER
                                            DISCRETIONARY      STAPLES        THE ENERGY     THE FINANCIAL
                                            SELECT SECTOR   SELECT SECTOR    SELECT SECTOR   SELECT SECTOR
                                              SPDR FUND       SPDR FUND        SPDR FUND       SPDR FUND
                                            -------------   -------------   --------------   -------------
INVESTMENT INCOME
  Dividend income -- unaffiliated issuers
     (Note 2).............................   $  8,261,800    $ 39,508,624   $   61,397,350   $  64,455,290
  Dividend income -- affiliated issuers
     (Note 2).............................             --              --               --         286,642
                                             ------------    ------------   --------------   -------------
     TOTAL INVESTMENT INCOME..............      8,261,800      39,508,624       61,397,350      64,741,932
                                             ------------    ------------   --------------   -------------
EXPENSES
  Distribution fees (Note 3)..............        497,717       1,147,382        3,036,561       1,760,056
  License fees (Note 3)...................        426,614         983,470        2,602,766       1,508,619
  Advisory fees (Note 3)..................        331,204         760,614        2,011,741       1,166,861
  Administrator, custodian and transfer
     agent fees (Note 3)..................        298,140         654,295        1,652,858         962,707
  Printing and postage expenses...........         72,265         138,134          378,221         236,531
  Professional fees.......................         11,946          27,274           76,744          34,730
  Insurance expenses......................          9,617          17,561           50,051          29,472
  Trustee fees (Note 3)...................          8,508          17,792           59,576          26,820
  SEC registration expenses...............          6,853          11,527           32,877          12,535
  Miscellaneous expenses..................          7,087          14,483           31,409          13,302
                                             ------------    ------------   --------------   -------------
     TOTAL EXPENSES BEFORE WAIVER.........      1,669,951       3,772,532        9,932,804       5,751,633
                                             ------------    ------------   --------------   -------------
  Expenses waived by administrator,
     custodian and transfer agent (Note
     3)...................................        (12,255)        (25,591)         (67,661)        (38,743)
                                             ------------    ------------   --------------   -------------
  NET EXPENSES............................      1,657,696       3,746,941        9,865,143       5,712,890
                                             ------------    ------------   --------------   -------------
  NET INVESTMENT INCOME...................      6,604,104      35,761,683       51,532,207      59,029,042
                                             ------------    ------------   --------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain on:
     Investment
       transactions -- unaffiliated
       issuers............................     70,243,929     117,433,883    1,011,206,127     151,114,045
     Investment transactions -- affiliated
       issuers............................             --              --               --       2,349,468
  Net change in unrealized appreciation
     (depreciation) on:
     Investment
       transactions -- unaffiliated
       issuers............................    (43,063,821)     49,751,286      451,090,465    (188,089,734)
     Investment transactions -- affiliated
       issuers............................             --              --               --        (419,552)
                                             ------------    ------------   --------------   -------------
     NET REALIZED AND UNREALIZED GAIN
       (LOSS) ON INVESTMENTS..............     27,180,108     167,185,169    1,462,296,592     (35,045,773)
                                             ------------    ------------   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...............   $ 33,784,212    $202,946,852   $1,513,828,799   $  23,983,269
                                             ============    ============   ==============   =============






See accompanying notes to financial statements.


      THE HEALTH CARE   THE INDUSTRIAL   THE MATERIALS   THE TECHNOLOGY   THE UTILITIES
       SELECT SECTOR     SELECT SECTOR   SELECT SECTOR    SELECT SECTOR   SELECT SECTOR
         SPDR FUND         SPDR FUND       SPDR FUND        SPDR FUND       SPDR FUND
      ---------------   --------------   -------------   --------------   -------------

        $ 36,871,525     $ 24,907,528     $ 28,561,146    $ 23,106,367    $  96,109,417
                  --               --               --              --               --
        ------------     ------------     ------------    ------------    -------------
          36,871,525       24,907,528       28,561,146      23,106,367       96,109,417
        ------------     ------------     ------------    ------------    -------------


           1,383,137          908,890          804,367       1,506,906        2,187,663
           1,185,546          779,049          689,457       1,291,634        1,875,140
             919,182          602,290          533,559       1,000,908        1,451,603
             787,170          521,914          467,726         844,523        1,226,788
             187,801          104,179           86,974         194,913          273,248
              37,107           14,594            8,470          27,686           42,720
              26,521           15,382           14,169          27,772           38,350
              28,919           12,477            9,311          23,075           32,956
              19,403            2,894            1,785           9,001           14,478
              17,992            7,071           20,335          11,333           76,760
        ------------     ------------     ------------    ------------    -------------
           4,592,778        2,968,740        2,636,153       4,937,751        7,219,706
        ------------     ------------     ------------    ------------    -------------

             (32,100)         (18,773)         (15,752)        (33,503)         (49,800)
        ------------     ------------     ------------    ------------    -------------
           4,560,678        2,949,967        2,620,401       4,904,248        7,169,906
        ------------     ------------     ------------    ------------    -------------
          32,310,847       21,957,561       25,940,745      18,202,119       88,939,511
        ------------     ------------     ------------    ------------    -------------



         157,489,566      181,023,736      239,330,475     115,374,633      531,472,015
                  --               --               --              --               --

         (38,435,179)      85,526,871       48,781,308     324,748,854     (122,711,991)
                  --               --               --              --               --
        ------------     ------------     ------------    ------------    -------------

         119,054,387      266,550,607      288,111,783     440,123,487      408,760,024
        ------------     ------------     ------------    ------------    -------------

        $151,365,234     $288,508,168     $314,052,528    $458,325,606    $ 497,699,535
        ============     ============     ============    ============    =============


THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                               THE CONSUMER DISCRETIONARY     THE CONSUMER STAPLES SELECT
                                                SELECT SECTOR SPDR FUND             SECTOR SPDR FUND
                                              ---------------------------   -------------------------------
                                               YEAR ENDED     YEAR ENDED      YEAR ENDED       YEAR ENDED
                                               09/30/2007     09/30/2006      09/30/2007       09/30/2006
                                              ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..............  $  6,604,104   $  4,650,608   $   35,761,683   $   22,170,736
  Net realized gain (loss) on investment
     transactions...........................    70,243,929     30,719,170      117,433,883       58,701,002
  Net change in unrealized appreciation
     (depreciation).........................   (43,063,821)     5,776,677       49,751,286       46,733,830
                                              ------------   ------------   --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..............    33,784,212     41,146,455      202,946,852      127,605,568
                                              ------------   ------------   --------------   --------------
NET EQUALIZATION CREDITS AND CHARGES........      (584,070)      (742,294)        (526,243)       1,085,744
                                              ------------   ------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................    (5,978,152)    (3,909,012)     (35,246,459)     (23,273,069)
                                              ------------   ------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  SPDRS TRANSACTIONS (NOTE 4)...............   272,138,637    115,927,710      443,289,660      516,762,032
                                              ------------   ------------   --------------   --------------
  Net increase (decrease) in net assets
     during period..........................   299,360,627    152,422,859      610,463,810      622,180,275
  Net assets at beginning of period.........   429,980,408    277,557,549    1,480,041,282      857,861,007
                                              ------------   ------------   --------------   --------------
NET ASSETS END OF PERIOD (1)................  $729,341,035   $429,980,408   $2,090,505,092   $1,480,041,282
                                              ============   ============   ==============   ==============
(1) Including undistributed (distribution in
    excess of) net investment income........  $    864,072   $    238,120   $      515,224   $           --
                                              ============   ============   ==============   ==============






See accompanying notes to financial statements.

          THE ENERGY SELECT SECTOR        THE FINANCIAL SELECT SECTOR          THE HEALTH CARE SELECT
                 SPDR FUND                         SPDR FUND                      SECTOR SPDR FUND
      -------------------------------   -------------------------------   -------------------------------
        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
        09/30/2007       09/30/2006       09/30/2007       09/30/2006       09/30/2007       09/30/2006
      --------------   --------------   --------------   --------------   --------------   --------------


      $   51,532,207   $   45,514,490   $   59,029,042   $   45,379,562   $   32,310,847   $   24,148,261
       1,011,206,127      549,786,577      153,463,513      150,077,245      157,489,566      146,564,235
         451,090,465     (527,195,040)    (188,509,286)      95,408,478      (38,435,179)     (21,662,205)
      --------------   --------------   --------------   --------------   --------------   --------------

       1,513,828,799       68,106,027       23,983,269      290,865,285      151,365,234      149,050,291
      --------------   --------------   --------------   --------------   --------------   --------------
             345,942          285,239       15,512,112       (5,016,537)      (1,480,632)        (897,296)
      --------------   --------------   --------------   --------------   --------------   --------------

         (51,239,033)     (45,895,964)     (76,334,644)     (41,473,084)     (30,696,293)     (23,288,355)
      --------------   --------------   --------------   --------------   --------------   --------------

        (594,845,064)     560,638,205      916,311,893      138,657,460        7,427,256      206,743,476
      --------------   --------------   --------------   --------------   --------------   --------------
         868,090,644      583,133,507      879,472,630      383,033,124      126,615,565      331,608,116
       4,014,453,265    3,431,319,758    1,952,483,621    1,569,450,497    1,948,747,309    1,617,139,193
      --------------   --------------   --------------   --------------   --------------   --------------
      $4,882,543,909   $4,014,453,265   $2,831,956,251   $1,952,483,621   $2,075,362,874   $1,948,747,309
      ==============   ==============   ==============   ==============   ==============   ==============

      $      293,174   $           --   $  (12,883,993)  $    4,421,609   $    1,614,554   $           --
      ==============   ==============   ==============   ==============   ==============   ==============


THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                               THE INDUSTRIAL SELECT SECTOR      THE MATERIALS SELECT SECTOR
                                                        SPDR FUND                         SPDR FUND
                                             -------------------------------   ------------------------------
                                               YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                               09/30/2007       09/30/2006       09/30/2007       09/30/2006
                                             --------------   --------------   --------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss).............  $   21,957,561   $   16,205,741   $   25,940,745   $  22,242,820
  Net realized gain (loss).................     181,023,736       97,579,232      239,330,475     106,824,925
  Net change in unrealized appreciation
     (depreciation)........................      85,526,871      (10,280,902)      48,781,308       7,496,971
                                             --------------   --------------   --------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS.............     288,508,168      103,504,071      314,052,528     136,564,716
                                             --------------   --------------   --------------   -------------
NET EQUALIZATION CREDITS AND CHARGES.......         (27,559)      (1,151,861)        (991,953)     (3,213,883)
                                             --------------   --------------   --------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income....................     (23,043,547)     (14,689,033)     (23,650,235)    (18,853,437)
                                             --------------   --------------   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  SPDRS TRANSACTIONS (NOTE 4)..............     627,797,960      290,955,916      731,962,871    (168,107,273)
                                             --------------   --------------   --------------   -------------
  Net increase (decrease) in net assets
     during period.........................     893,235,022      378,619,093    1,021,373,211     (53,609,877)
  Net assets at beginning of period........   1,095,912,405      717,293,312      703,475,274     757,085,151
                                             --------------   --------------   --------------   -------------
NET ASSETS END OF PERIOD (1)...............  $1,989,147,427   $1,095,912,405   $1,724,848,485   $ 703,475,274
                                             ==============   ==============   ==============   =============
(1) Including undistributed (distribution
    in excess of) net investment income....  $    1,674,760   $    2,760,746   $    7,010,405   $   4,719,895
                                             ==============   ==============   ==============   =============






See accompanying notes to financial statements.

        THE TECHNOLOGY SELECT SECTOR      THE UTILITIES SELECT SECTOR
                 SPDR FUND                         SPDR FUND
      -------------------------------   -------------------------------
        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
        09/30/2007       09/30/2006       09/30/2007       09/30/2006
      --------------   --------------   --------------   --------------


      $   18,202,119   $   13,969,123   $   88,939,511   $   75,329,547
         115,374,633      (81,235,197)     531,472,015      226,145,495
         324,748,854      157,366,674     (122,711,991)    (177,541,510)
      --------------   --------------   --------------   --------------

         458,325,606       90,100,600      497,699,535      123,933,532
      --------------   --------------   --------------   --------------

            (349,727)         324,865      (10,288,606)        (661,735)
      --------------   --------------   --------------   --------------

         (17,641,961)     (14,128,524)     (78,869,130)     (74,007,776)
      --------------   --------------   --------------   --------------

         468,685,135      434,656,739     (667,479,951)     886,931,446
      --------------   --------------   --------------   --------------
         909,019,053      510,953,680     (258,938,152)     936,195,467
       1,817,902,178    1,306,948,498    2,993,688,055    2,057,492,588
      --------------   --------------   --------------   --------------
      $2,726,921,231   $1,817,902,178   $2,734,749,903   $2,993,688,055
      ==============   ==============   ==============   ==============

      $    7,579,244   $    7,019,086   $   14,021,778   $    3,951,397
      ==============   ==============   ==============   ==============


THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR


                                            THE CONSUMER DISCRETIONARY
                                              SELECT SECTOR SPDR FUND


                               YEAR        YEAR        YEAR        YEAR        YEAR
                               ENDED       ENDED       ENDED       ENDED       ENDED
                             09/30/07    09/30/06    09/30/05    09/30/04    09/30/03
                             --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING
  OF PERIOD................  $  34.95    $  32.46    $  31.22    $  27.61    $  22.73
                             --------    --------    --------    --------    --------
Net investment income......      0.37        0.32(1)     0.27(1)     0.24        0.18
Net realized and unrealized
  gain (loss) (2)..........      1.80        2.53        1.19        3.59        4.84
                             --------    --------    --------    --------    --------
Total from investment
  operations...............      2.17        2.85        1.46        3.83        5.02
                             --------    --------    --------    --------    --------
Net equalization credits
  and charges..............     (0.03)      (0.05)       0.04       (0.01)       0.02
                             --------    --------    --------    --------    --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income......     (0.35)      (0.31)      (0.26)      (0.21)      (0.16)
                             --------    --------    --------    --------    --------
NET ASSET VALUE, END OF
  PERIOD...................  $  36.74    $  34.95    $  32.46    $  31.22    $  27.61
                             ========    ========    ========    ========    ========
TOTAL RETURN (4)...........      6.07%       8.70%       4.82%      13.83%      22.27%
                             ========    ========    ========    ========    ========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in 000's)...............  $729,341    $429,980    $277,558    $254,431    $229,187
Ratio of expenses to
  average net assets.......      0.23%       0.24%       0.26%       0.28%       0.28%
Ratio of expenses to
  average net assets before
  waivers..................      0.23%       0.24%       0.26%       0.30%       0.31%
Ratio of net investment
  income (loss) to average
  net assets...............      0.93%       0.98%       0.82%       0.69%       0.66%
Portfolio turnover rate
  (5)......................      5.65%      12.06%      18.03%       2.61%      28.68%





See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR


                                                 THE CONSUMER STAPLES
                                                SELECT SECTOR SPDR FUND


                                YEAR          YEAR         YEAR        YEAR        YEAR
                                ENDED         ENDED        ENDED       ENDED       ENDED
                              09/30/07      09/30/06     09/30/05    09/30/04    09/30/03
                             ----------    ----------    --------    --------    --------
NET ASSET VALUE, BEGINNING
  OF PERIOD................  $    25.34    $    23.28    $  21.66    $  20.30    $  19.83
                             ----------    ----------    --------    --------    --------
Net investment income......        0.59          0.50(1)     0.42(1)     0.34        0.34
Net realized and unrealized
  gain (loss) (2)..........        2.60          2.04        1.60        1.35        0.50
                             ----------    ----------    --------    --------    --------
Total from investment
  operations...............        3.19          2.54        2.02        1.69        0.84
                             ----------    ----------    --------    --------    --------
Net equalization credits
  and charges..............       (0.01)         0.02        0.02        0.02          --(3)
                             ----------    ----------    --------    --------    --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income......       (0.58)        (0.50)      (0.42)      (0.35)      (0.37)
                             ----------    ----------    --------    --------    --------
NET ASSET VALUE, END OF
  PERIOD...................  $    27.94    $    25.34    $  23.28    $  21.66    $  20.30
                             ==========    ==========    ========    ========    ========
TOTAL RETURN (4)...........       12.69%        11.13%       9.44%       8.38%       4.31%
                             ==========    ==========    ========    ========    ========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in 000's)...............  $2,090,505    $1,480,041    $857,861    $617,237    $276,106
Ratio of expenses to
  average net assets.......        0.23%         0.24%       0.26%       0.27%       0.27%
Ratio of expenses to
  average net assets before
  waivers..................        0.23%         0.24%       0.26%       0.30%       0.30%
Ratio of net investment
  income (loss) to average
  net assets...............        2.18%         2.10%       1.84%       1.62%       1.87%
Portfolio turnover rate
  (5)......................        5.76%         7.55%      24.17%       2.84%      37.16%





See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR


                                                        THE ENERGY
                                                  SELECT SECTOR SPDR FUND


                                YEAR          YEAR          YEAR          YEAR         YEAR
                                ENDED         ENDED         ENDED         ENDED        ENDED
                              09/30/07      09/30/06      09/30/05      09/30/04     09/30/03
                             ----------    ----------    ----------    ----------    --------
NET ASSET VALUE, BEGINNING
  OF PERIOD................  $    53.48    $    53.65    $    35.00    $    23.99    $  21.14
                             ----------    ----------    ----------    ----------    --------
Net investment income......        0.78          0.64          0.58(1)       0.51(1)     0.50
Net realized and unrealized
  gain (loss) (2)..........       21.49         (0.14)        18.67         10.98        2.83
                             ----------    ----------    ----------    ----------    --------
Total from investment
  operations...............       22.27          0.50         19.25         11.49        3.33
                             ----------    ----------    ----------    ----------    --------
Net equalization credits
  and charges..............        0.01            --(3)      (0.04)         0.03       (0.01)
                             ----------    ----------    ----------    ----------    --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income......       (0.77)        (0.67)        (0.56)        (0.51)      (0.47)
                             ----------    ----------    ----------    ----------    --------
NET ASSET VALUE, END OF
  PERIOD...................  $    74.99    $    53.48    $    53.65    $    35.00    $  23.99
                             ==========    ==========    ==========    ==========    ========
TOTAL RETURN (4)...........       41.87%         0.87%        55.29%        48.27%      15.87%
                             ==========    ==========    ==========    ==========    ========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in 000's)...............  $4,882,544    $4,014,453    $3,431,320    $1,463,233    $395,863
Ratio of expenses to
  average net assets.......        0.23%         0.24%         0.25%         0.27%       0.28%
Ratio of expenses to
  average net assets before
  waivers..................        0.23%         0.24%         0.26%         0.30%       0.31%
Ratio of net investment
  income (loss) to average
  net assets...............        1.19%         1.18%         1.36%         1.70%       2.06%
Portfolio turnover rate
  (5)......................        7.00%        18.00%        10.32%         9.70%       6.72%





See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR


                                                      THE FINANCIAL
                                                 SELECT SECTOR SPDR FUND


                                YEAR          YEAR          YEAR         YEAR        YEAR
                                ENDED         ENDED         ENDED        ENDED       ENDED
                              09/30/07      09/30/06      09/30/05     09/30/04    09/30/03
                             ----------    ----------    ----------    --------    --------
NET ASSET VALUE, BEGINNING
  OF PERIOD................  $    34.64    $    29.50    $    28.51    $  25.41    $  20.66
                             ----------    ----------    ----------    --------    --------
Net investment income......        0.84(1)       0.77          0.67(1)     0.58        0.49(1)
Net realized and unrealized
  gain (loss) (2)..........       (0.53)         5.22          1.07        3.10        4.75
                             ----------    ----------    ----------    --------    --------
Total from investment
  operations...............        0.31          5.99          1.74        3.68        5.24
                             ----------    ----------    ----------    --------    --------
Net equalization credits
  and charges..............        0.22         (0.08)        (0.06)       0.02          --(3)
                             ----------    ----------    ----------    --------    --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income......       (0.89)        (0.77)        (0.69)      (0.60)      (0.49)
                             ----------    ----------    ----------    --------    --------
NET ASSET VALUE, END OF
  PERIOD...................  $    34.28    $    34.64    $    29.50    $  28.51    $  25.41
                             ==========    ==========    ==========    ========    ========
TOTAL RETURN (4)...........        1.41%        20.16%         5.88%      14.62%      25.45%
                             ==========    ==========    ==========    ========    ========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in 000's)...............  $2,831,956    $1,952,484    $1,569,450    $995,236    $785,161
Ratio of expenses to
  average net assets.......        0.23%         0.24%         0.26%       0.26%       0.28%
Ratio of expenses to
  average net assets before
  waivers..................        0.23%         0.24%         0.26%       0.30%       0.32%
Ratio of net investment
  income (loss) to average
  net assets...............        2.35%         2.42%         2.30%       2.14%       2.09%
Portfolio turnover rate
  (5)......................       14.57%        10.93%         9.34%       8.67%       5.90%





See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR


                                                     THE HEALTH CARE
                                                 SELECT SECTOR SPDR FUND


                                YEAR          YEAR          YEAR         YEAR        YEAR
                                ENDED         ENDED         ENDED        ENDED       ENDED
                              09/30/07      09/30/06      09/30/05     09/30/04    09/30/03
                             ----------    ----------    ----------    --------    --------
NET ASSET VALUE, BEGINNING
  OF PERIOD................  $    33.17    $    31.37    $    28.80    $  27.86    $  25.36
                             ----------    ----------    ----------    --------    --------
Net investment income......        0.56(1)       0.44(1)       0.37(1)     0.36        0.32
Net realized and unrealized
  gain (loss) (2)..........        2.27          1.81          2.57        0.90        2.49
                             ----------    ----------    ----------    --------    --------
Total from investment
  operations...............        2.83          2.25          2.94        1.26        2.81
                             ----------    ----------    ----------    --------    --------
Net equalization credits
  and charges..............       (0.03)        (0.02)         0.02        0.03        0.03
                             ----------    ----------    ----------    --------    --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income......       (0.56)        (0.43)        (0.39)      (0.35)      (0.34)
                             ----------    ----------    ----------    --------    --------
NET ASSET VALUE, END OF
  PERIOD...................  $    35.41    $    33.17    $    31.37    $  28.80    $  27.86
                             ==========    ==========    ==========    ========    ========
TOTAL RETURN (4)...........        8.49%         7.17%        10.32%       4.57%      11.22%
                             ==========    ==========    ==========    ========    ========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in 000's)...............  $2,075,363    $1,948,747    $1,617,139    $809,168    $316,268
Ratio of expenses to
  average net assets.......        0.23%         0.24%         0.25%       0.27%       0.28%
Ratio of expenses to
  average net assets before
  waivers..................        0.23%         0.24%         0.26%       0.30%       0.31%
Ratio of net investment
  income (loss) to average
  net assets...............        1.64%         1.40%         1.20%       1.20%       1.21%
Portfolio turnover rate
  (5)......................       10.15%         3.81%         3.48%       7.15%       6.00%





See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR


                                                    THE INDUSTRIAL
                                                SELECT SECTOR SPDR FUND


                                YEAR          YEAR         YEAR        YEAR        YEAR
                                ENDED         ENDED        ENDED       ENDED       ENDED
                              09/30/07      09/30/06     09/30/05    09/30/04    09/30/03
                             ----------    ----------    --------    --------    --------
NET ASSET VALUE, BEGINNING
  OF PERIOD................  $    33.35    $    30.14    $  28.36    $  23.26    $  19.50
                             ----------    ----------    --------    --------    --------
Net investment income......        0.63(1)       0.56        0.46(1)     0.38(1)     0.35(1)
Net realized and unrealized
  gain (loss) (2)..........        7.60          3.23        1.79        5.12        3.70
                             ----------    ----------    --------    --------    --------
Total from investment
  operations...............        8.23          3.79        2.25        5.50        4.05
                             ----------    ----------    --------    --------    --------
Net equalization credits
  and charges..............          --(3)      (0.04)      (0.01)      (0.02)       0.04
                             ----------    ----------    --------    --------    --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income......       (0.66)        (0.54)      (0.46)      (0.38)      (0.33)
                             ----------    ----------    --------    --------    --------
NET ASSET VALUE, END OF
  PERIOD...................  $    40.92    $    33.35    $  30.14    $  28.36    $  23.26
                             ==========    ==========    ========    ========    ========
TOTAL RETURN (4)...........       24.88%        12.51%       7.87%      23.64%      21.07%
                             ==========    ==========    ========    ========    ========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in 000's)...............  $1,989,147    $1,095,912    $717,293    $580,057    $580,292
Ratio of expenses to
  average net assets.......        0.23%         0.24%       0.25%       0.28%       0.27%
Ratio of expenses to
  average net assets before
  waivers..................        0.23%         0.24%       0.26%       0.30%       0.30%
Ratio of net investment
  income (loss) to average
  net assets...............        1.69%         1.67%       1.54%       1.44%       1.59%
Portfolio turnover rate
  (5)......................        7.12%         3.01%       6.20%       2.98%      14.85%





See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR


                                                    THE MATERIALS
                                               SELECT SECTOR SPDR FUND


                                YEAR         YEAR        YEAR        YEAR        YEAR
                                ENDED        ENDED       ENDED       ENDED       ENDED
                              09/30/07     09/30/06    09/30/05    09/30/04    09/30/03
                             ----------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING
  OF PERIOD................  $    31.67    $  27.47    $  27.54    $  21.86    $  17.74
                             ----------    --------    --------    --------    --------
Net investment income......        0.85(1)     0.80(1)     0.58(1)     0.50(1)     0.44
Net realized and unrealized
  gain (loss) (2)..........       10.46        4.30       (0.06)       5.70        4.10
                             ----------    --------    --------    --------    --------
Total from investment
  operations...............       11.31        5.10        0.52        6.20        4.54
                             ----------    --------    --------    --------    --------
Net equalization credits
  and charges..............       (0.03)      (0.12)      (0.02)      (0.03)       0.05
                             ----------    --------    --------    --------    --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income......       (0.80)      (0.78)      (0.57)      (0.49)      (0.47)
                             ----------    --------    --------    --------    --------
NET ASSET VALUE, END OF
  PERIOD...................  $    42.15    $  31.67    $  27.47    $  27.54    $  21.86
                             ==========    ========    ========    ========    ========
TOTAL RETURN (4)...........       35.97%      18.13%       1.78%      28.35%      26.04%
                             ==========    ========    ========    ========    ========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in 000's)...............  $1,724,848    $703,475    $757,085    $659,685    $447,072
Ratio of expenses to
  average net assets.......        0.23%       0.24%       0.26%       0.27%       0.27%
Ratio of expenses to
  average net assets before
  waivers..................        0.23%       0.24%       0.26%       0.30%       0.30%
Ratio of net investment
  income (loss) to average
  net assets...............        2.26%       2.57%       2.01%       1.96%       2.39%
Portfolio turnover rate
  (5)......................        8.94%       6.24%      16.06%       3.47%       3.94%





See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR


                                                      THE TECHNOLOGY
                                                  SELECT SECTOR SPDR FUND


                                YEAR          YEAR          YEAR         YEAR         YEAR
                                ENDED         ENDED         ENDED        ENDED        ENDED
                              09/30/07      09/30/06      09/30/05     09/30/04     09/30/03
                             ----------    ----------    ----------    --------    ----------
NET ASSET VALUE, BEGINNING
  OF PERIOD................  $    21.99    $    20.89    $    19.10    $  18.25    $    11.84
                             ----------    ----------    ----------    --------    ----------
Net investment income......        0.20          0.19(1)       0.47(6)     0.13          0.10
Net realized and unrealized
  gain (loss) (2)..........        5.02          1.10          1.74        0.85          6.36
                             ----------    ----------    ----------    --------    ----------
Total from investment
  operations...............        5.22          1.29          2.21        0.98          6.46
                             ----------    ----------    ----------    --------    ----------
Net equalization credits
  and charges..............          --(3)         --(3)         --(3)     0.01         (0.01)
                             ----------    ----------    ----------    --------    ----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income......       (0.21)        (0.19)        (0.42)      (0.14)        (0.04)
                             ----------    ----------    ----------    --------    ----------
NET ASSET VALUE, END OF
  PERIOD...................  $    27.00    $    21.99    $    20.89    $  19.10    $    18.25
                             ==========    ==========    ==========    ========    ==========
TOTAL RETURN (4)...........       23.79%         6.20%        11.65%       5.37%        54.66%
                             ==========    ==========    ==========    ========    ==========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in 000's)...............  $2,726,921    $1,817,902    $1,306,948    $936,192    $1,062,298
Ratio of expenses to
  average net assets.......        0.23%         0.24%         0.26%       0.26%         0.28%
Ratio of expenses to
  average net assets before
  waivers..................        0.23%         0.24%         0.26%       0.30%         0.32%
Ratio of net investment
  income (loss) to average
  net assets...............        0.85%         0.91%         2.33%       0.68%         0.65%
Portfolio turnover rate
  (5)......................       12.83%        11.30%         8.33%       2.87%         9.86%





See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR


                                                        THE UTILITIES
                                                   SELECT SECTOR SPDR FUND


                                YEAR          YEAR          YEAR          YEAR          YEAR
                                ENDED         ENDED         ENDED         ENDED         ENDED
                              09/30/07      09/30/06      09/30/05      09/30/04      09/30/03
                             ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING
  OF PERIOD................  $    33.97    $    33.58    $    25.10    $    21.79    $    18.57
                             ----------    ----------    ----------    ----------    ----------
Net investment income......        1.10(1)       1.08(1)       0.98(1)       0.85(1)       0.81
Net realized and unrealized
  gain (loss) (2)..........        6.06          0.39          8.50          3.33          3.16
                             ----------    ----------    ----------    ----------    ----------
Total from investment
  operations...............        7.16          1.47          9.48          4.18          3.97
                             ----------    ----------    ----------    ----------    ----------
Net equalization credits
  and charges..............       (0.13)        (0.01)        (0.02)        (0.05)         0.06
                             ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income......       (1.10)        (1.07)        (0.98)        (0.82)        (0.81)
                             ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF
  PERIOD...................  $    39.90    $    33.97    $    33.58    $    25.10    $    21.79
                             ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (4)...........       20.83%         4.49%        38.18%        19.13%        22.16%
                             ==========    ==========    ==========    ==========    ==========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in 000's)...............  $2,734,750    $2,993,688    $2,057,493    $1,270,116    $1,181,940
Ratio of expenses to
  average net assets.......        0.23%         0.24%         0.26%         0.27%         0.27%
Ratio of expenses to
  average net assets before
  waivers..................        0.23%         0.24%         0.26%         0.30%         0.31%
Ratio of net investment
  income (loss) to average
  net assets...............        2.85%         3.34%         3.33%         3.64%         4.02%
Portfolio turnover rate
  (5)......................        9.80%         2.13%         4.40%         9.67%         5.70%



(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3) Less than $0.005 per share.

(4) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.

(5) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDRs.

(6) Net investment income per share reflects receipt of a special one time dividend from a portfolio holding (Microsoft Corp.) The effect of this dividend amounted to $0.31 per share.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2007

1.  ORGANIZATION

The Select Sector SPDR Trust (the "Trust") was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries as specified by a specified market sector index (each a "Select Sector Index"). Each of the nine Select Sector Indexes represents a basket of equity securities of public companies that are components of the S&P 500 Index and are included in a specific sector. The Trust is comprised of nine funds (collectively the "Funds" and each individually a "Fund") as follows: The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund. Each Fund operates as a non-diversified investment company.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

The Funds' securities holdings, except for those traded on the NASDAQ, are valued based on the last sale price. Securities traded on the NASDAQ are valued at the NASDAQ Official Close Price. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market. Investments in open-end investment companies are valued at their net asset value each business day. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures adopted by the Board of Trustees. In these cases, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2007

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Select Sector SPDR shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Select Sector SPDR shares.

FEDERAL INCOME TAX

The Funds have qualified and intend to qualify for and elect treatment as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, Real Estate Investment Trusts (REITs) and losses deferred due to wash sales.

At September 30, 2007, the Funds had the following capital loss carryforwards, which may be utilized to offset any net realized capital gains, expiring September 30:

FUND                               2008         2009         2010          2011          2012         2013         2014
--------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary Select
  Sector SPDR Fund              $  234,327  $   718,060  $    732,626  $ 13,927,450  $  2,502,233  $  997,052  $ 9,450,752
Consumer Staples Select Sector
  SPDR Fund                         32,935    5,361,967     1,125,600    54,107,397    23,758,907     799,804   23,679,427
Energy Select Sector SPDR Fund     748,469      615,827     6,697,642    65,879,072     6,684,065     821,860       50,406
Financial Select Sector SPDR
  Fund                             310,711    3,419,828     3,115,309    19,148,460     8,078,713   4,176,362    9,961,554
Health Care Select Sector SPDR
  Fund                                  --    1,393,723     2,876,921    17,808,907     1,306,855   6,333,060    7,166,786
Industrial Select Sector SPDR
  Fund                                  --    5,365,360       617,211    29,450,669     6,331,812   1,389,592    4,968,985
Materials Select Sector SPDR
  Fund                                  --    1,158,053     3,739,320     6,349,204     2,359,563   1,867,693    3,631,452
Technology Select Sector SPDR
  Fund                           1,441,975   13,684,462   110,778,244   305,114,554   123,285,364   9,613,457   52,407,581
Utilities Select Sector SPDR
  Fund                                  --    2,084,663       419,927    20,355,853    15,559,181     400,327    2,962,529
FUND                                2015
--------------------------------------------
Consumer Discretionary Select
  Sector SPDR Fund              $  7,544,551
Consumer Staples Select Sector
  SPDR Fund                          175,734
Energy Select Sector SPDR Fund    94,186,580
Financial Select Sector SPDR
  Fund                            10,349,660
Health Care Select Sector SPDR
  Fund                             3,362,549
Industrial Select Sector SPDR
  Fund                             7,287,655
Materials Select Sector SPDR
  Fund                               400,900
Technology Select Sector SPDR
  Fund                           149,073,403
Utilities Select Sector SPDR
  Fund                             4,942,581

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2007



FEDERAL INCOME TAX -- (CONTINUED)


During the fiscal period ended September 30, 2007, the Funds reclassified non-taxable security gains and losses realized in the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in surplus in the Statements of Assets and Liabilities as follows:

                                                            NET GAIN (LOSS)
FUND                                                         RECLASS AMOUNT
---------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund               $   75,090,632
Consumer Staples Select Sector SPDR Fund                        122,344,691
Energy Select Sector SPDR Fund                                1,031,684,474
Financial Select Sector SPDR Fund                               191,230,968
Health Care Select Sector SPDR Fund                             166,293,055
Industrial Select Sector SPDR Fund                              188,196,421
Materials Select Sector SPDR Fund                               244,078,734
Technology Select Sector SPDR Fund                              213,094,306
Utilities Select Sector SPDR Fund                               527,273,647


Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2006 through September 30, 2007 that are deferred for tax purposes until fiscal year 2008:

FUND                                                        DEFERRED LOSSES
---------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                $ 4,252,835
Consumer Staples Select Sector SPDR Fund                        2,872,408
Energy Select Sector SPDR Fund                                 15,541,257
Financial Select Sector SPDR Fund                              31,693,639
Health Care Select Sector SPDR Fund                               615,617
Industrial Select Sector SPDR Fund                              4,398,168
Materials Select Sector SPDR Fund                               1,396,809
Technology Select Sector SPDR Fund                             61,867,380
Utilities Select Sector SPDR Fund                                      --


For the year ended September 30, 2007, there were no significant differences between the book basis and the tax basis character of distributions to shareholders.

The tax character of distributions paid during the year ended September 30, 2007, was as follows:

                                                                                    LONG-TERM
                                                                ORDINARY INCOME   CAPITAL GAIN
----------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                    $ 5,978,152          $--
Consumer Staples Select Sector SPDR Fund                           35,246,459           --
Energy Select Sector SPDR Fund                                     51,239,033           --
Financial Select Sector SPDR Fund                                  76,334,644           --
Health Care Select Sector SPDR Fund                                30,696,293           --
Industrial Select Sector SPDR Fund                                 23,043,547           --
Materials Select Sector SPDR Fund                                  23,650,235           --
Technology Select Sector SPDR Fund                                 17,641,961           --
Utilities Select Sector SPDR Fund                                  78,869,130           --

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2007



FEDERAL INCOME TAX -- (CONTINUED)


The tax character of distributions paid during the year ended September 30, 2006, was as follows:

                                                                                    LONG-TERM
                                                                ORDINARY INCOME   CAPITAL GAIN
----------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                    $ 3,909,012          $--
Consumer Staples Select Sector SPDR Fund                           23,273,069           --
Energy Select Sector SPDR Fund                                     45,895,964           --
Financial Select Sector SPDR Fund                                  41,473,084           --
Health Care Select Sector SPDR Fund                                23,288,355           --
Industrial Select Sector SPDR Fund                                 14,689,033           --
Materials Select Sector SPDR Fund                                  18,853,437           --
Technology Select Sector SPDR Fund                                 14,128,524           --
Utilities Select Sector SPDR Fund                                  74,007,776           --


There were no significant differences between the book basis and tax basis components of net assets other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales.

As of September 30, 2007 the components of distributable earnings (excluding unrealized appreciation (depreciation)) on a tax basis were as follows:

                                                           UNDISTRIBUTED         UNDISTRIBUTED
                                                          ORDINARY INCOME   LONG-TERM CAPITAL GAIN
--------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund              $ 1,942,432               $--
Consumer Staples Select Sector SPDR Fund                     11,122,341                --
Energy Select Sector SPDR Fund                               13,608,131                --
Financial Select Sector SPDR Fund                            22,187,856                --
Health Care Select Sector SPDR Fund                           8,232,232                --
Industrial Select Sector SPDR Fund                           10,650,187                --
Materials Select Sector SPDR Fund                            14,334,432                --
Technology Select Sector SPDR Fund                           12,519,150                --
Utilities Select Sector SPDR Fund                            31,060,252                --




INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with commercial banks. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the maturity date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. At September 30, 2007 the Trust had no open repurchase agreements.

CONCENTRATION OF RISK

Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2007

NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the Funds' last NAV calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semi annual report on March 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact, if any, to the financial statements has not yet been determined.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements. Management does not anticipate SFAS 157 will have a material impact on the Funds' financial statements.

3.  RELATED PARTY FEES AND TRANSACTIONS

ADVISER FEES

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Adviser"). As compensation for the services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Adviser a fee accrued daily and paid monthly at the annualized rate of 0.05% for the first $12.5 billion of average daily net assets of the Trust and 0.04% thereafter. From time to time, the Adviser may waive all or a portion of its fee.

TRUSTEES FEES

The Trust paid each independent Trustee an annual fee of $24,000 plus a per meeting fee of $3,000 for scheduled quarterly meetings of the Board of Trustees attended by the Trustee and $1,000 for each special telephonic meeting, if applicable. The Chairman of the Board receives an additional fee of $12,000 per year. Independent Trustees who serve on the Trust's Audit Committee ("Committee Members") also receive $2,000 per committee meeting attended except for the Chairman of the Committee who receives $3,000 per committee meeting attended. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.


UNITARY FEE

A "Unitary" Fee is paid by each Fund to State Street Bank and Trust Company ("State Street") for the Administration, Custody and Transfer Agency services it provides to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is a sliding scale fee calculated as follows: (i) 0.07% of average daily net assets of the Trust up to the first $4.5 billion of net assets; (ii) 0.05% of average daily net assets up to the next $4.5 billion of net assets of the Trust; (iii) 0.03% of average daily net assets of the next $3.5 billion of net assets of the Trust; and (iv) 0.015% of average net assets on the remainder of net assets. Pursuant to a contractual fee waiver effective November 21, 2005, State Street has agreed to reduce the Unitary Fee to 0.065% for the first $4.5 billion of net assets of the Trust, 0.045% for the next $4.5 billion of net assets of the Trust, 0.025% for the next $3.5 billion of net assets of the Trust and 0.01% thereafter of average daily net assets.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2007



UNITARY FEE -- (CONTINUED)


State Street has not entered into an agreement with the Trust to recapture waived fees in subsequent periods. The waiver amounts for the Unitary Fees for the period from October 1, 2006 to January 31, 2007 were as follows:

FUND                                                        WAIVER AMOUNT
-------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                 $12,255
Consumer Staples Select Sector SPDR Fund                        25,591
Energy Select Sector SPDR Fund                                  67,661
Financial Select Sector SPDR Fund                               38,743
Health Care Select Sector SPDR Fund                             32,100
Industrial Select Sector SPDR Fund                              18,773
Materials Select Sector SPDR Fund                               15,752
Technology Select Sector SPDR Fund                              33,503
Utilities Select Sector SPDR Fund                               49,800




DISTRIBUTOR

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. The Rule 12b-1 Plan and Agreement provides for payment of a fee to the Distributor at an annualized rate of 0.25% of the average daily net assets of each of the Funds. The Board of Trustees has limited each Fund's 12b-1 fee to 0.07% of its average daily net assets at least until January 31, 2009.

ADDITIONAL EXPENSES

Standard and Poor's ("S&P"), the American Stock Exchange LLC (the "AMEX"), and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. Pursuant to such license agreement, the Trust has entered into a sub-license agreement which required that each Select Sector SPDR Fund pay a one time fee to S&P of $5,000 (the "One Time Fee"). In addition, the Trust will pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000 (the "Minimum Annual Fee"), and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust. The Minimum Annual Fee (plus the One Time Fee) is payable in full to S&P during the first year of the sub-license agreement six months from the date after the first day of trading of any Select Sector SPDR Fund on the AMEX (the "First Trading Day"). Thereafter, the Minimum Annual Fee is payable in full on each anniversary of the First Trading Day. The fee to Merrill Lynch is payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

AFFILIATED TRANSACTIONS

Certain investments made by The Financial Select Sector SPDR Fund represent securities affiliated with State Street and the Adviser. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500 Index. The market value of these investments at September 30, 2007 is listed in the Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2007

4.  SHAREHOLDER TRANSACTIONS IN SELECT SECTOR SPDR FUNDS WERE AS FOLLOWS FOR:

CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND




                                       YEAR ENDED
                                   SEPTEMBER 30, 2007
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                    94,700,000    $ 3,551,099,956
Dividend reinvestment
  SPDRS issued                       286             11,045
SPDRs redeemed               (87,150,000)    (3,279,556,434)
Net income equalization               --            584,070
                             -----------    ---------------
Net increase                   7,550,286        272,138,637
                             ===========    ===============




                                       YEAR ENDED
                                   SEPTEMBER 30, 2006
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                    52,800,000    $ 1,746,112,960
Dividend reinvestment
  SPDRS issued                       502             16,611
SPDRs redeemed               (49,050,000)    (1,630,944,155)
Net income equalization               --            742,294
                             -----------    ---------------
Net increase                   3,750,502        115,927,710
                             ===========    ===============



CONSUMER STAPLES SELECT SECTOR SPDR FUND




                                       YEAR ENDED
                                   SEPTEMBER 30, 2007
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                    58,750,000    $ 1,574,102,125
Dividend reinvestment
  SPDRS issued                     2,557             68,119
SPDRs redeemed               (42,350,000)    (1,131,406,827)
Net income equalization               --            526,243
                             -----------    ---------------
Net increase                  16,402,557        443,289,660
                             ===========    ===============




                                       YEAR ENDED
                                   SEPTEMBER 30, 2006
                             SELECT SECTOR
                                 SPDRS           AMOUNT
                             -------------   --------------
SPDRs sold                     56,200,000    $1,350,721,990
Dividend reinvestment SPDRS
  issued                            2,975            71,934
SPDRs redeemed                (34,650,000)     (832,946,148)
Net income equalization                --        (1,085,744)
                              -----------    --------------
Net increase                   21,552,975       516,762,032
                              ===========    ==============



ENERGY SELECT SECTOR SPDR FUND




                                       YEAR ENDED
                                   SEPTEMBER 30, 2007
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ----------------
SPDRs sold                    562,400,000   $ 35,133,459,655
Dividend reinvestment
  SPDRS issued                      2,919            183,218
SPDRs redeemed               (572,350,000)   (35,728,141,995)
Net income equalization                --           (345,942)
                             ------------   ----------------
Net increase                   (9,947,081)      (594,845,064)
                             ============   ================




                                       YEAR ENDED
                                   SEPTEMBER 30, 2006
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ----------------
SPDRs sold                    610,050,000   $ 32,574,176,194
Dividend reinvestment
  SPDRS issued                      5,083            280,291
SPDRs redeemed               (598,950,000)   (32,013,533,041)
Net income equalization                --           (285,239)
                             ------------   ----------------
Net increase                   11,105,083        560,638,205
                             ============   ================



FINANCIAL SELECT SECTOR SPDR FUND




                                       YEAR ENDED
                                   SEPTEMBER 30, 2007
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ----------------
SPDRs sold                    770,450,000   $ 27,034,964,560
Dividend reinvestment
  SPDRS issued                      5,000            182,283
SPDRs redeemed               (744,200,000)   (26,103,322,838)
Net income equalization                --        (15,512,112)
                             ------------   ----------------
Net increase                   26,255,000        916,311,893
                             ============   ================


THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2007

                                       YEAR ENDED
                                   SEPTEMBER 30, 2006
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                    283,150,000   $ 9,184,868,102
Dividend reinvestment
  SPDRS issued                      6,170           203,424
SPDRs redeemed               (280,000,000)   (9,051,430,603)
Net income equalization                --         5,016,537
                             ------------   ---------------
Net increase                    3,156,170       138,657,460
                             ============   ===============




HEALTH CARE SELECT SECTOR SPDR FUND




                                       YEAR ENDED
                                   SEPTEMBER 30, 2007
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                    55,950,000    $ 1,942,575,000
Dividend reinvestment
  SPDRS issued                     2,574             88,416
SPDRs redeemed               (56,100,000)    (1,936,716,792)
Net income equalization               --          1,480,632
                             -----------    ---------------
Net increase                    (147,426)         7,427,256
                             ===========    ===============




                                       YEAR ENDED
                                   SEPTEMBER 30, 2006
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                    55,550,000    $ 1,738,152,572
Dividend reinvestment
  SPDRS issued                     2,546             81,059
SPDRs redeemed               (48,350,000)    (1,532,387,451)
Net income equalization               --            897,296
                             -----------    ---------------
Net increase                   7,202,546        206,743,476
                             ===========    ===============



INDUSTRIAL SELECT SECTOR SPDR FUND




                                       YEAR ENDED
                                   SEPTEMBER 30, 2007
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                   114,500,000    $ 4,338,692,632
Dividend reinvestment
  SPDRS issued                     3,589            129,539
SPDRs redeemed               (98,750,000)    (3,711,051,770)
Net income equalization               --             27,559
                             -----------    ---------------
Net increase                  15,753,589        627,797,960
                             ===========    ===============




                                       YEAR ENDED
                                   SEPTEMBER 30, 2006
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                    57,400,000    $ 1,863,883,666
Dividend reinvestment
  SPDRS issued                     6,707            215,356
SPDRs redeemed               (48,350,000)    (1,574,294,967)
Net income equalization               --          1,151,861
                             -----------    ---------------
Net increase                   9,056,707        290,955,916
                             ===========    ===============



MATERIALS SELECT SECTOR SPDR FUND




                                       YEAR ENDED
                                   SEPTEMBER 30, 2007
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                    249,550,000   $ 9,535,256,449
Dividend reinvestment
  SPDRS issued                      2,987           109,473
SPDRs redeemed               (230,850,000)   (8,804,395,004)
Net income equalization                --           991,953
                             ------------   ---------------
Net increase                   18,702,987       731,962,871
                             ============   ===============




                                       YEAR ENDED
                                   SEPTEMBER 30, 2006
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                    115,150,000   $ 3,580,531,720
Dividend reinvestment
  SPDRS issued                      6,537           202,940
SPDRs redeemed               (120,500,000)   (3,752,055,816)
Net income equalization                --         3,213,883
                             ------------   ---------------
Net increase                   (5,343,463)     (168,107,273)
                             ============   ===============



TECHNOLOGY SELECT SECTOR SPDR FUND




                                        YEAR ENDED
                                    SEPTEMBER 30, 2007
                             SELECT SECTOR
                                 SPDRS            AMOUNT
                             -------------   ---------------
SPDRs sold                     79,700,000    $ 1,975,267,903
Dividend reinvestment SPDRS
  issued                              269              6,311
SPDRs redeemed                (61,350,000)    (1,506,938,806)
Net income equalization                --            349,727
                              -----------    ---------------
Net increase                   18,350,269        468,685,135
                              ===========    ===============


THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2007

                                      YEAR ENDED
                                  SEPTEMBER 30, 2006
                            SELECT SECTOR
                                SPDRS           AMOUNT
                            -------------   --------------
SPDRs sold                    62,150,000    $1,331,462,112
Dividend reinvestment
  SPDRS issued                       347             7,530
SPDRs redeemed               (42,050,000)     (896,488,038)
Net income equalization               --          (324,865)
                             -----------    --------------
Net increase                  20,100,347       434,656,739
                             ===========    ==============




UTILITIES SELECT SECTOR SPDR FUND




                                       YEAR ENDED
                                   SEPTEMBER 30, 2007
                            SELECT SECTOR
                                SPDRS            AMOUNT
                            -------------   ---------------
SPDRs sold                    209,350,000   $ 8,129,121,205
Dividend reinvestment
  SPDRS issued                      6,860           263,764
SPDRs redeemed               (228,950,000)   (8,807,153,526)
Net income equalization                --        10,288,606
                             ------------   ---------------
Net increase                  (19,593,140)     (667,479,951)
                             ============   ===============




                                                    YEAR ENDED
                                                SEPTEMBER 30, 2006
                                         SELECT SECTOR
                                             SPDRS            AMOUNT
                                         -------------   ---------------
SPDRs sold                                 151,700,000   $ 4,931,321,646
Dividend reinvestment SPDRS issued              13,804           449,187
SPDRs redeemed                            (124,850,000)   (4,045,501,122)
Net income equalization                             --           661,735
                                          ------------   ---------------
Net increase                                26,863,804       886,931,446
                                          ============   ===============



Except for under the Trust's dividend reinvestment plan, Select Sector SPDRs are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 Select Sector SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per Select Sector SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Transfer Agent and used to offset the expense of processing orders.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at September 30, 2007 were as follows:

                                                                  NET UNREALIZED
                            GROSS UNREALIZED   GROSS UNREALIZED    APPRECIATION
FUND      IDENTIFIED COST     APPRECIATION       DEPRECIATION     (DEPRECIATION)
--------------------------------------------------------------------------------
Consumer
  Dis-
  cre-
  tio-
  nary
  Select
  Sector
  SPDR
  Fund     $  808,136,752     $  2,134,050       $ 80,123,694      $ (77,989,644)
Consumer
  Sta-
  ples
  Select
  Sector
  SPDR
  Fund      2,007,875,043      133,625,571         44,386,134         89,239,437
Energy
  Select
  Sector
  SPDR
  Fund      4,782,609,905      212,009,390         97,900,739        114,108,651
Finan-
  cial
  Select
  Sector
  SPDR
  Fund      3,078,519,694        6,907,506        215,352,402       (208,444,896)
Health
  Care
  Select
  Sector
  SPDR
  Fund      2,134,740,842       87,672,464        140,991,416        (53,318,952)
Indus-
  trial
  Select
  Sector
  SPDR
  Fund      1,950,260,862       87,181,731         42,240,007         44,941,724
Materi-
  als
  Select
  Sector
  SPDR
  Fund      1,757,836,151       50,791,718         78,700,718        (27,909,000)
Technol-
  ogy
  Select
  Sector
  SPDR
  Fund      2,707,868,504      178,895,567        155,590,781         23,304,786
Utili-
  ties
  Select
  Sector
  SPDR
  Fund      2,836,199,737        2,529,660         90,983,191        (88,453,531)

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2007

6.  INVESTMENT TRANSACTIONS

For the year ended September 30, 2007, the Trust had in-kind contributions and in-kind redemptions as follows:

FUND                                                  CONTRIBUTIONS      REDEMPTIONS
--------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund       $ 2,667,544,624   $ 2,397,247,822
Consumer Staples Select Sector SPDR Fund               1,399,800,070       956,611,029
Energy Select Sector SPDR Fund                        22,565,802,354    23,163,961,617
Financial Select Sector SPDR Fund                     17,792,602,246    16,900,384,713
Health Care Select Sector SPDR Fund                    1,636,835,892     1,629,299,321
Industrial Select Sector SPDR Fund                     3,468,618,186     2,841,001,344
Materials Select Sector SPDR Fund                      6,688,736,540     5,965,131,664
Technology Select Sector SPDR Fund                     1,700,762,759     1,232,411,586
Utilities Select Sector SPDR Fund                      5,840,083,182     6,508,795,155


The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions in Note 4. The table represents the accumulation of the Funds' daily net shareholder transactions while Note 4 reflects gross shareholder transactions including any cash component of the transactions.

For the year ended September 30, 2007, the Trust had purchases and sales of investment securities as follows:

FUND                                                      PURCHASES        SALES
-----------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund          $ 46,975,946   $ 37,348,312
Consumer Staples Select Sector SPDR Fund                  94,639,023     95,324,931
Energy Select Sector SPDR Fund                           302,067,659    301,017,405
Financial Select Sector SPDR Fund                        404,757,252    353,864,378
Health Care Select Sector SPDR Fund                      205,739,574    199,951,344
Industrial Select Sector SPDR Fund                        95,394,958     92,023,348
Materials Select Sector SPDR Fund                        169,505,173     99,667,216
Technology Select Sector SPDR Fund                       291,552,075    276,808,544
Utilities Select Sector SPDR Fund                        362,219,042    299,078,310


7.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and reasonable administrative and custody fees. At September 30, 2007, none of the Funds had transacted in securities lending. State Street has been approved to act as securities lending agent for the Funds and will receive a portion of any lending income.

THE SELECT SECTOR SPDR TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of The Select Sector SPDR Trust,

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the nine funds (each a "Fund") comprising The Select Sector SPDR Trust (the "Trust") at September 30, 2007, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 26, 2007

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
SEPTEMBER 30, 2007 (UNAUDITED)

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT BELOW       BID/OFFER MIDPOINT ABOVE
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/2007.............     3         0          0         5         0          0


THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/2007.............     4         0          0         0         0          0


THE ENERGY SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/2007.............     1         0          0         0         0          0


THE FINANCIAL SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/2007.............     1         0          0         0         0          0


THE HEALTH CARE SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/2007.............     0         0          0         1         0          0


* Prior to 2/1/07, the discount and premium information was calculated by comparing the closing price vs. the NAV of the Fund.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

THE INDUSTRIAL SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/2007.............     8         0          0         2         0          0


THE MATERIALS SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/2007.............     4         1          0         0         0          0


THE TECHNOLOGY SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/2007.............     1         0          0         3         0          0


THE UTILITIES SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/2007.............    11         0          0         4         0          0


* Prior to 2/1/07, the discount and premium information was calculated by comparing the closing price vs. the NAV of the Fund.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, distribution (12b-1) fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at April 1, 2007 and held for the six-months ended September 30, 2007.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid during Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Shareholders are charged transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell Select Sector SPDR Shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                         BEGINNING     ENDING
                                                          ACCOUNT     ACCOUNT      EXPENSES PAID
                                                           VALUE       VALUE      DURING PERIOD *
                                                          04/01/07    9/30/07    4/1/07 TO 9/30/07
                                                         ---------   ---------   -----------------
Actual
  The Consumer Discretionary Select Sector SPDR Fund...    $1,000    $  970.48         $1.14
  The Consumer Staples Select Sector SPDR Fund.........    $1,000    $1,063.39         $1.14
  The Energy Select Sector SPDR Fund...................    $1,000    $1,251.44         $1.24
  The Financial Sector SPDR Fund.......................    $1,000    $  976.48         $1.09
  The Health Care Select Sector SPDR Fund..............    $1,000    $1,060.76         $1.19
  The Industrial Select Sector SPDR Fund...............    $1,000    $1,158.59         $1.19
  The Materials Select Sector SPDR Fund................    $1,000    $1,120.58         $1.17
  The Technology Select Sector SPDR Fund...............    $1,000    $1,159.64         $1.19
  The Utilities Sector SPDR Fund.......................    $1,000    $1,014.79         $1.11
Hypothetical (assuming a 5% return before expenses)
  The Consumer Discretionary Select Sector SPDR Fund...    $1,000    $1,023.97         $1.12
  The Consumer Staples Select Sector SPDR Fund.........    $1,000    $1,023.97         $1.12
  The Energy Select Sector SPDR Fund...................    $1,000    $1,023.97         $1.12
  The Financial Sector SPDR Fund.......................    $1,000    $1,023.97         $1.12
  The Health Care Select Sector SPDR Fund..............    $1,000    $1,023.97         $1.12
  The Industrial Select Sector SPDR Fund...............    $1,000    $1,023.97         $1.12
  The Materials Select Sector SPDR Fund................    $1,000    $1,023.97         $1.12
  The Technology Select Sector SPDR Fund...............    $1,000    $1,023.97         $1.12
  The Utilities Sector SPDR Fund.......................    $1,000    $1,023.97         $1.12



* Expenses are equal to the Fund's annualized expense ratio of 0.22%, multiplied by the average account value of the period, multiplied by 183/365.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

TAX INFORMATION

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2007.

Percentage of distributions which qualify for the corporate dividends received deduction:

                                                               PERCENTAGE
-------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                   100.00%
Consumer Staples Select Sector SPDR Fund                         100.00
Energy Select Sector SPDR Fund                                   100.00
Financial Select Sector SPDR Fund                                 87.28
Health Care Select Sector SPDR Fund                              100.00
Industrials Select Sector SPDR Fund                              100.00
Materials Select Sector SPDR Fund                                 91.88
Technology Select Sector SPDR Fund                               100.00
Utilities Select Sector SPDR Fund                                100.00


PROXY VOTING POLICIES AND PROCEDURES AND RECORD

You may obtain a description of the Trust's proxy voting policies and procedure without charge, upon request, by contacting the Funds directly at 1-800-843-2639 (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, or the Funds' website at www.sectorspdrs.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-months period ended June 30 is also available without charge, upon request, by calling 1-800-843-2639 (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Funds' website at www.sectorspdrs.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission of the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-800-843-2639 (toll free).

TRUSTEES AND OFFICERS


                                                                                                             NUMBER OF
                                                                                                            PORTFOLIOS
                                                                                                              IN FUND
                                         POSITION(S)        TERM OF OFFICE                                    COMPLEX
                                             WITH           AND LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN
NAME, ADDRESS AND DATE OF BIRTH             FUNDS            TIME SERVED          DURING PAST 5 YEARS       BY TRUSTEE
-------------------------------          -----------        --------------      -----------------------     ----------
George R. Gaspari                     Trustee,            Unlimited           Financial Services                  9
P.O. Box 844                          Chairman, Member    Elected:            Consultant (1996 to
124 Island Drive                      of the Audit        October 1998        present).
Highland Lakes, NJ 07422              Committee
3/15/40

Ernest J. Scalberg                    Trustee, Member     Unlimited           Associate Vice President            9
Monterey Institute of                 of the Audit        Elected:            for External Programs and
International Studies                 Committee           October 1998        Dean of Fisher Graduate
460 Pierce St.                                                                School of International
Monterey, CA 93940                                                            Business (2001 to
5/18/45                                                                       present); Dean of the
                                                                              Graduate School of
                                                                              Business Administration
                                                                              and Dean of Faculty of the
                                                                              School of Business at
                                                                              Fordham University (April
                                                                              1994 to 2001); Director,
                                                                              Adviser or Trustee to
                                                                              numerous non-profit
                                                                              organizations (1974 to
                                                                              present).

R. Charles Tschampion                 Trustee; Member     Unlimited           Director, Industry                  9
CFA Institute                         of the Audit        Elected:            Relations, CFA Institute
477 Madison Ave.                      Committee           October 1998        (2005 to present) Managing
New York, NY 10022                                                            Director of Investment
4/15/46                                                                       Research and Managing
                                                                              Director of Defined
                                                                              Contribution Plans,
                                                                              General Motors Asset
                                                                              Management Corporation
                                                                              (1994 to 2005); Board of
                                                                              Governors of the
                                                                              Association for Investment
                                                                              Management Research
                                                                              (Member, 1995 to 2001;
                                                                              Chair, 1999-2000); India
                                                                              Magnum Fund (1994 to
                                                                              2005); Trustee of Lehigh
                                                                              University and Chair of
                                                                              the Investment Sub-
                                                                              Committee for the Lehigh
                                                                              University Endowment Fund
                                                                              (October 1998 to present).

Cheryl Burgermeister                  Trustee; Chairman   Unlimited           Retired; Trustee and                9
One Lincoln Street                    of the Audit        Elected:            Treasurer of Portland
Boston, MA 02111                      Committee           October 1998        Community College
6/26/51                                                                       Foundation (2001 to
                                                                              present); Finance
                                                                              Committee Member/ Chairman
                                                                              Portland Community College
                                                                              Foundation (January 2001
                                                                              to present); Trustee Zero
                                                                              Gravity Internet Fund (May
                                                                              2000 to November 2001);
                                                                              Active CPA in Oregon.

James E. Ross                         Interested          Unlimited           President, SSgA Funds              74
SSgA Funds Management, Inc.           Trustee             Elected:            Management, Inc. (2005-
State Street Financial Center                             November 2005       present); Principal, SSgA
One Lincoln Street                                                            Funds Management, Inc.
Boston, MA 02111                                                              (2001-2005); State Street
6/24/65                                                                       Global Advisors (March
                                                                              2006 to present, Senior
                                                                              Managing Director; March
                                                                              2000 to March 2006,
                                                                              Principal).

                                                                                                             NUMBER OF
                                                                                                            PORTFOLIOS
                                                                                                              IN FUND
                                         POSITION(S)        TERM OF OFFICE                                    COMPLEX
                                             WITH           AND LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN
NAME, ADDRESS AND DATE OF BIRTH             FUNDS            TIME SERVED          DURING PAST 5 YEARS       BY TRUSTEE
-------------------------------          -----------        --------------      -----------------------     ----------

OFFICERS

Gary L. French                        President           Unlimited           Senior Vice President,            N/A
State Street Bank and Trust                               Elected:            State Street Bank and
Company                                                   May 2005            Trust Company (2002-
Two Avenue de Lafayette                                                       present).
Boston, MA 02111
7/04/51

Michael P. Riley                      Vice President      Unlimited           Principal, State Street           N/A
SSgA Funds Management, Inc.                               Elected:            Global Advisors (2005 to
State Street Financial Center                             February 2005       present); Assistant Vice
One Lincoln Street                                                            President, State Street
Boston, MA 02111                                                              Bank and Trust Company
3/22/69                                                                       (2000-2004).

Chad C. Hallett                       Treasurer           Unlimited           Vice President, State             N/A
State Street Bank and Trust                               Elected:            Street Bank and Trust
Company                                                   November 2007       Company (2001-Present).*
Two Avenue de Lafayette
Boston, MA 02111
1/28/69

Matthew Flaherty                      Assistant           Unlimited           Assistant Vice President,         N/A
State Street Bank and Trust           Treasurer           Elected:            State Street Bank and
Company                                                   May 2005            Trust (1994-present).*
Two Avenue de Lafayette
Boston, MA 02111
2/19/71

Mary Moran Zeven                      Secretary           Unlimited           Senior Vice President and         N/A
State Street Bank and Trust Company                       Elected:            Senior Managing Counsel
Two Avenue de Lafayette                                   November 2001       (2002-present).
Boston, MA 02111
2/27/61

Ryan M. Louvar                        Assistant           Unlimited           Vice President and                N/A
State Street Bank and Trust Company   Secretary           Elected:            Counsel, State Street Bank
Two Avenue de Lafayette                                   November 2006       and Trust Company (2005-
Boston, MA 02111                                                              present); Counsel, BISYS,
2/18/72                                                                       Inc. (2000-2005)

Mark E. Tuttle                        Assistant           Unlimited           Vice President and                N/A
State Street Bank and Trust Company   Secretary           Elected:            Assistant Counsel, State
Two Avenue de Lafayette                                   August 2007         Street Bank and Trust
Boston, MA 02111                                                              Company (2007-present);
3/25/70                                                                       Assistant Counsel, BISYS
                                                                              Group, Inc. (2006-2007) (a
                                                                              financial; services
                                                                              company); Compliance
                                                                              Manager, BISYS Group, Inc.
                                                                              (2005-2006); Sole
                                                                              Practitioner, Mark E.
                                                                              Tuttle Attorney at Law
                                                                              (2004-2005); Paralegal,
                                                                              John Hancock Financial
                                                                              Services, Inc. (2000-
                                                                              2004).

Julie B. Piatelli                     Chief Compliance    Unlimited           Principal and Senior              N/A
SSgA Funds Management, Inc.           Officer             Elected:            Compliance Officer, SSgA
State Street Financial Center                             August 2007         Funds Management, Inc.
One Lincoln Street                                                            (2004-present); Vice
Boston, MA 02111                                                              President, State Street
8/5/67                                                                        Global Advisors (2004-
                                                                              present); Senior Manager,
                                                                              PricewaterhouseCoopers,
                                                                              LLP (1999-2004)
                                            OTHER
                                        DIRECTORSHIPS
NAME, ADDRESS AND DATE OF BIRTH        HELD BY TRUSTEE
-------------------------------        ---------------
George R. Gaspari                     Director and
P.O. Box 844                          Member of the
124 Island Drive                      Audit Committee
Highland Lakes, NJ 07422              of Liberty All-
3/15/40                               Star Funds.

Ernest J. Scalberg                    Director and
Monterey Institute of                 Member of the
International Studies                 Audit and
460 Pierce St.                        Nominating
Monterey, CA 93940                    Committees, TDAX
5/18/45                               Funds, Inc.

R. Charles Tschampion                 Trustee of Lehigh
CFA Institute                         University and
477 Madison Ave.                      Chair of the
New York, NY 10022                    Investment Sub-
4/15/46                               Committee for the
                                      Lehigh University
                                      Endowment Fund;
                                      Director,
                                      Chairman of the
                                      Audit Committee
                                      and Member of the
                                      Nominating
                                      Committee, TDAX
                                      Funds, Inc.

Cheryl Burgermeister                  Trustee and
One Lincoln Street                    Treasurer of
Boston, MA 02111                      Portland
6/26/51                               Community College
                                      Foundation;
                                      Trustee and Audit
                                      Committee
                                      Chairman of
                                      E*Trade Funds
                                      (February 2004 to
                                      present).

James E. Ross                         SPDR Series Trust
SSgA Funds Management, Inc.           (Trustee); SPDR
State Street Financial Center         Index Shares
One Lincoln Street                    Funds (Trustee);
Boston, MA 02111                      State Street
6/24/65                               Master Funds
                                      (Trustee); and
                                      State Street
                                      Institutional
                                      Investment Trust
                                      (Trustee).

OFFICERS

Gary L. French                        N/A
State Street Bank and Trust
Company
Two Avenue de Lafayette
Boston, MA 02111
7/04/51

Michael P. Riley                      N/A
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
3/22/69

Chad C. Hallett                       N/A
State Street Bank and Trust
Company
Two Avenue de Lafayette
Boston, MA 02111
1/28/69

Matthew Flaherty                      N/A
State Street Bank and Trust
Company
Two Avenue de Lafayette
Boston, MA 02111
2/19/71

Mary Moran Zeven                      N/A
State Street Bank and Trust Company
Two Avenue de Lafayette
Boston, MA 02111
2/27/61

Ryan M. Louvar                        N/A
State Street Bank and Trust Company
Two Avenue de Lafayette
Boston, MA 02111
2/18/72

Mark E. Tuttle                        N/A
State Street Bank and Trust Company
Two Avenue de Lafayette
Boston, MA 02111
3/25/70

Julie B. Piatelli                     N/A
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
8/5/67


* Served in various capacities during noted time period.

The Statement of Additional Information includes additional information about the Board of Trustees and is available, without charge, upon request, by calling 1-800-843-2639 (toll free).

                          Select Sector Spider Heading


TRUSTEES
CHERYL BURGERMEISTER
GEORGE R. GASPARI, CHAIRMAN
JAMES E. ROSS
ERNEST J. SCALBERG
R. CHARLES TSCHAMPION

OFFICERS
GARY L. FRENCH, PRESIDENT
MICHAEL P. RILEY, VICE PRESIDENT
CHAD C. HALLETT, TREASURER
MATTHEW FLAHERTY, ASSISTANT TREASURER
MARY MORAN ZEVEN, SECRETARY
RYAN M. LOUVAR, ASSISTANT SECRETARY
MARK E. TUTTLE, ASSISTANT SECRETARY
JULIE B. PIATELLI, CHIEF COMPLIANCE OFFICER

INVESTMENT MANAGER
SSGA FUNDS MANAGEMENT, INC.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

DISTRIBUTOR
ALPS DISTRIBUTORS, INC.
1290 BROADWAY, SUITE 1100
DENVER, COLORADO 80203

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
STATE STREET BANK AND TRUST COMPANY
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NEW YORK 10166

INDEPENDENT PUBLIC ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
125 HIGH STREET
BOSTON, MASSACHUSETTS 02110

The Select Sector SPDR Trust is distributed by ALPS Distributors, Inc.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

                                                            SEL000307 Exp: 12/08

                          (SELECT SECTOR SPDRS(R) LOGO)

                    Start weaving a stronger portfolio today.

Visit www.sectorspdrs.com or call 1-800-THE-AMEX.

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the "Code of Ethics"). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has two Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert."

(2) George Gaspari and Cheryl Burgermeister are the registrant's audit committee financial experts. The Board also determined that Mr. Gaspari and Ms. Burgermeister are not "interested person(s)" of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

For the fiscal years ending September 30, 2007 and September 30, 2006, the aggregate audit fees billed for professional services rendered by the principal accountant were $178,200 and $169,200, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant's registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; and (4) issuance of a Report on Internal Control for inclusion in the registrant's Form N-SAR.

(b) Audit-Related Fees.

For the fiscal years ending September 30, 2007 and September 30, 2006, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending September 30, 2007 and September 30, 2006, the aggregate tax fees billed for professional services rendered by the principal accountant were $69,300 and $66,600, respectively. Services included the review of the registrant's federal, state and local income, franchise and other tax returns.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending September 30, 2007 and September 30, 2006.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant's Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

     a. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at the next regularly scheduled meeting of the Board of Trustees;

     b. De Minimis Exceptions to Pre-Approval Requirements: Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

     c. Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons: The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at the next regularly scheduled meeting of the Board of Trustees It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

     d. Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through
(d) of this Item were approved by the registrant's Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ending September 30, 2007 and September 30, 2006, the aggregate non-audit fees billed by PwC for services rendered to the registrant and SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the registrant were $7,265,000 (estimated) and $5,831,000, respectively.

(h) Not applicable.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant's audit committee are George Gaspari, Cheryl Burgermeister, Ernest Scalberg and R. Charles Tschampion.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Gary L. French, the registrant's President and Principal Executive Officer, and Chad C. Hallett, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures and evaluated their effectiveness. Based on their review, Messrs. French and Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2 under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Select Sector SPDR(R) Trust


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    President and Principal Executive
    Officer

Date: November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    President and Principal Executive
    Officer

Date: November 27, 2007


By: /s/ Chad C. Hallett
    ---------------------------------
    Chad C. Hallett
    Treasurer and Principal Financial
    Officer

Date: November 27, 2007